Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Bond-Debenture Fund

For the period ended September 30, 2025

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 110.82%

ASSET-BACKED SECURITIES 4.12%

Automobiles 0.01%
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%		7/15/2027	$1,059,357	$1,059,037

Credit Card 0.36%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	48,500,000	48,897,700	(a)
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	30,000,000	30,117,528
Total					79,015,228

Other 3.75%
AGL CLO 26 Ltd. Series 2023-26A Class CR†	6.175% (3 mo. USD Term SOFR + 1.90%)	#	10/21/2038	18,000,000	18,031,104
AGL CLO 26 Ltd. Series 2023-26A Class D1R†	7.175% (3 mo. USD Term SOFR + 2.90%)	#	10/21/2038	12,100,000	12,123,885
AIMCO CLO 15 Ltd. Series 2021-15A Class SUB†	Zero Coupon	#(b)	4/17/2038	15,000,000	9,430,950
AMMC CLO 32 Ltd. Series 2025-32A Class C†	6.205% (3 mo. USD Term SOFR + 2.00%)	#	10/17/2038	12,190,000	12,219,451
AMMC CLO 32 Ltd. Series 2025-32A Class D1†	7.055% (3 mo. USD Term SOFR + 2.85%)	#	10/17/2038	9,500,000	9,518,848
Apidos CLO XXVIII Ltd. Series 2017-28A Class BR†	6.124% (3 mo. USD Term SOFR + 1.85%)	#	10/20/2038	11,870,000	11,881,502
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	6.06% (1 mo. USD Term SOFR + 1.93%)	#	1/20/2041	14,469,000	14,485,076
ARES XLIV CLO Ltd. Series 2017-44A Class CRR†	7.044% (3 mo. USD Term SOFR + 2.75%)	#	4/15/2034	42,870,000	42,954,797
Ballyrock CLO 28 Ltd. Series 2024-28A Class SUB†	7.523%	#(b)	1/20/2038	12,400,000	9,530,913
Ballyrock CLO 30 Ltd. Series 2025-30A Class B†	6.075% (3 mo. USD Term SOFR + 1.85%)	#	10/25/2038	9,000,000	9,002,691

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Ballyrock CLO 30 Ltd. Series 2025-30A Class C1†	7.075% (3 mo. USD Term SOFR + 2.85%)	#	10/25/2038	$4,750,000	$4,754,850
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero Coupon	#(b)	4/15/2038	29,500,000	29,609,917
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	23,875,000	24,237,126
Canyon CLO Ltd. Series 2025-2A Class D1†	6.939% (3 mo. USD Term SOFR + 2.85%)	#	10/15/2038	9,500,000	9,516,919
Carlyle U.S. CLO Ltd. Series 2025-4A Class D1†	6.71% (3 mo. USD Term SOFR + 2.75%)	#	10/25/2037	22,600,000	22,724,413
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,330,000	28,614,595
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	19,790,000	20,126,171
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	22,306,424	22,640,775
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	8,581,626	8,301,604
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	13,211,550	13,695,805
Driven Brands Funding LLC Series 2025-1A Class A2†(c)	5.296%		10/20/2055	18,030,000	18,026,015
Dryden 87 CLO Ltd. Series 2021-87A Class BR†	5.967% (3 mo. USD Term SOFR + 1.75%)	#	8/20/2038	15,000,000	15,069,840
Dryden 87 CLO Ltd. Series 2021-87A Class CR†	6.167% (3 mo. USD Term SOFR + 1.95%)	#	8/20/2038	18,880,000	18,987,597
Golub Capital Partners CLO 58B-R Ltd. Series 2021-58A Class D1R†	7.133% (3 mo. USD Term SOFR + 2.90%)	#	10/25/2037	24,200,000	24,224,466
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	21,734,100	21,682,786
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	6,446,825	6,688,415
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	17,661,250	18,027,555
Madison Park Funding LXXIII Ltd. Series 2025-73A Class D1†	6.713% (3 mo. USD Term SOFR + 2.75%)	#	10/17/2038	9,500,000	9,521,261

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Magnetite XLVIII Ltd. Series 2025-48A Class B†	5.892% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2038	$31,990,000	$32,079,796
OCP CLO Ltd. Series 2023-27A Class D1R2†	7.041% (3 mo. USD Term SOFR + 2.75%)	#	7/15/2038	20,470,000	20,706,490
OHA Credit Funding 10-R Ltd. Series 2021-10RA Class D1†	6.979% (3 mo. USD Term SOFR + 2.70%)	#	7/18/2038	13,850,000	13,977,365
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	12,954,759	13,161,366
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	22,375,000	22,646,811
Palmer Square CLO Ltd. Series 2021-3A Class D1R†	7.099% (3 mo. USD Term SOFR + 2.80%)	#	10/15/2038	24,770,000	24,883,521
Park Blue CLO Ltd. Series 2025-9A Class C†	6.081% (3 mo. USD Term SOFR + 2.00%)	#	10/20/2038	23,720,000	23,859,213
Park Blue CLO Ltd. Series 2025-9A Class D1†	7.081% (3 mo. USD Term SOFR + 3.00%)	#	10/20/2038	9,520,000	9,632,888
Rockland Park CLO Ltd. Series 2021-1A Class CR†	6.138% (3 mo. USD Term SOFR + 1.85%)	#	7/20/2038	9,550,000	9,584,008
Rockland Park CLO Ltd. Series 2021-1A Class D1R†	7.188% (3 mo. USD Term SOFR + 2.90%)	#	7/20/2038	26,660,000	27,013,138
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	21,423,307	21,204,314
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.503% (3 mo. USD Term SOFR + 1.50%)	#	12/22/2031	25,921,000	25,940,373
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	7,461,950	7,773,296
Subway Funding LLC Series 2024-1A Class A23†	6.505%		7/30/2054	12,341,738	12,912,260
Subway Funding LLC Series 2024-3A Class A23†	5.914%		7/30/2054	13,929,738	13,926,410
Sycamore Tree CLO Ltd. Series 2025-7A Class D1†	7.282% (3 mo. USD Term SOFR + 3.00%)	#	8/28/2038	17,580,000	17,618,026
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	17,235,936	17,337,695

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%		12/5/2054	$19,375,000	$20,091,391
Wise CLO Ltd. Series 2025-4A Class C†	6.193% (3 mo. USD Term SOFR + 1.96%)	#	9/20/2038	16,600,000	16,620,219
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	9,271,350	9,577,744
Total					826,175,651
Total Asset-Backed Securities (cost $897,043,473)					906,249,916

				Shares

COMMON STOCKS 6.88%

Aerospace & Defense 0.34%
L3Harris Technologies, Inc.				46,988	14,350,605
Mercury Systems, Inc.*				140,967	10,910,846
Rocket Lab Corp.*				603,592	28,918,093
Saab AB Class B(d)				328,918	20,209,452
Total					74,388,996

Automobile Components 0.15%
Dorman Products, Inc.*				140,965	21,973,624
Hesai Group ADR*				399,374	11,222,410
Total					33,196,034

Banks 0.13%
East West Bancorp, Inc.				169,153	18,006,337
NU Holdings Ltd. Class A (Brazil)*(e)				702,839	11,252,452
Total					29,258,789

Beverages 0.14%
Monster Beverage Corp.*				328,917	22,139,403
Vita Coco Co., Inc.*				220,844	9,379,245
Total					31,518,648

Biotechnology 0.47%
Alnylam Pharmaceuticals, Inc.*				46,988	21,426,528
Argenx SE ADR*				31,012	22,873,211
Caris Life Sciences, Inc.*				798,745	24,162,036
Incyte Corp.*				253,736	21,519,350
Rhythm Pharmaceuticals, Inc.*				136,266	13,761,503
Total					103,742,628

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Shares	Fair Value
Broadline Retail 0.33%
Alibaba Group Holding Ltd. ADR	98,675	$17,636,183
Coupang, Inc.*	751,820	24,208,604
eBay, Inc.	117,470	10,683,896
Ollie’s Bargain Outlet Holdings, Inc.*	159,760	20,513,184
Total		73,041,867

Building Products 0.05%
Zurn Elkay Water Solutions Corp.	234,945	11,049,463

Capital Markets 0.10%
Robinhood Markets, Inc. Class A*	159,760	22,874,437

Chemicals 0.17%
Hawkins, Inc.	204,868	37,433,481

Communications Equipment 0.22%
Arista Networks, Inc.*	234,941	34,233,253
Lumentum Holdings, Inc.*	84,579	13,761,849
Total		47,995,102

Consumer Finance 0.17%
Capital One Financial Corp.	49,338	10,488,272
SoFi Technologies, Inc.*	1,034,457	27,330,354
Total		37,818,626

Consumer Staples Distribution & Retail 0.09%
Dollar Tree, Inc.*	211,450	19,954,536

Electric: Utilities 0.23%
EDP SA(d)	4,698,886	22,300,747
Frontera Generation Holdings LLC*	125,994	1,259,940
IDACORP, Inc.	197,350	26,079,803
Total		49,640,490

Electrical Equipment 0.13%
NEXTracker, Inc. Class A*	328,917	24,336,569
Powell Industries, Inc.	15,033	4,582,209
Total		28,918,778

Electronic Equipment, Instruments & Components 0.16%
TE Connectivity PLC (Ireland)(e)	79,879	17,535,837
Teledyne Technologies, Inc.*	30,542	17,898,834
Total		35,434,671

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Shares	Fair Value
Energy Equipment & Services 0.07%
TechnipFMC PLC (United Kingdom)(e)	390,007	$15,385,776

Entertainment 0.24%
NetEase, Inc.(d)	775,400	23,550,709
ROBLOX Corp. Class A*	211,446	29,289,500
Total		52,840,209

Financial Services 0.20%
Affirm Holdings, Inc.*	281,927	20,603,225
Rocket Cos., Inc. Class A(f)	1,221,709	23,676,721
Total		44,279,946

Food Products 0.09%
Vital Farms, Inc.*	493,370	20,302,175

Ground Transportation 0.20%
Ryder System, Inc.	58,735	11,079,770
Uber Technologies, Inc.*	328,918	32,224,097
Total		43,303,867

Health Care Equipment & Supplies 0.18%
Artivion, Inc.*	281,919	11,936,451
IDEXX Laboratories, Inc.*	42,289	27,018,019
Total		38,954,470

Health Care Providers & Services 0.12%
Guardant Health, Inc.*	422,860	26,420,293

Health Care Technology 0.17%
Doximity, Inc. Class A*	225,542	16,498,397
HeartFlow, Inc.*	634,296	21,350,404
Total		37,848,801

Hotels, Restaurants & Leisure 0.23%
DoorDash, Inc. Class A*	84,577	23,004,098
Wynn Resorts Ltd.	221,814	28,452,082
Total		51,456,180

Household Durables 0.04%
DR Horton, Inc.	53,754	9,109,690

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Shares	Fair Value
Information Technology Services 0.31%
Cloudflare, Inc. Class A*	152,713	$32,770,683
Shopify, Inc. Class A (Canada)*(e)	234,926	34,912,353
Total		67,683,036

Interactive Media & Services 0.11%
Reddit, Inc. Class A*	103,374	23,774,986

Machinery 0.10%
Lindsay Corp.	157,352	22,117,397

Metals & Mining 0.23%
Agnico Eagle Mines Ltd. (Canada)(e)	72,829	12,276,056
Fresnillo PLC(d)	704,829	22,483,133
Harmony Gold Mining Co. Ltd. ADR	845,785	15,350,998
Total		50,110,187

Miscellaneous Financials 0.02%
Utex Industries*	113,840	3,479,235

Oil, Gas & Consumable Fuels 0.26%
APA Corp.	939,768	22,817,567
Cameco Corp. (Canada)(e)	234,937	19,701,817
Imperial Oil Ltd.(d)	169,156	15,337,929
Total		57,857,313

Personal Care Products 0.15%
elf Beauty, Inc.*	187,942	24,898,556
Gibson Brands Private Equity*	106,902	6,948,630
Total		31,847,186

Pharmaceuticals 0.10%
Galderma Group AG(d)	126,870	22,430,645

Semiconductors & Semiconductor Equipment 0.54%
Astera Labs, Inc.*	107,437	21,036,165
Credo Technology Group Holding Ltd.*	122,169	17,789,028
Monolithic Power Systems, Inc.	22,084	20,331,414
Nova Ltd. (Israel)*(e)	70,953	22,680,836
Rambus, Inc.*	187,952	19,584,598
SiTime Corp.*	61,084	18,405,220
Total		119,827,261

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments			Shares	Fair Value
Software 0.23%
AppLovin Corp. Class A*			34,301	$24,646,641
JFrog Ltd.*			535,673	25,353,403
Total				50,000,044

Specialty Retail 0.34%
Aritzia, Inc.*(d)			267,827	16,200,098
Carvana Co.*			72,832	27,475,144
Claire’s Holdings LLC*			15,164	–	(a)
Ulta Beauty, Inc.*			56,384	30,827,952
Total				74,503,194

Trading Companies & Distributors 0.06%
Ferguson Enterprises, Inc.			28,193	6,331,584
WESCO International, Inc.			28,193	5,962,819
Total				12,294,403

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*			28,712	1,484,052
Total Common Stocks (cost $1,458,639,318)				1,513,576,892

	Interest Rate	Maturity Date	Principal Amount‡
CORPORATE BONDS 71.19%

Aerospace/Defense 2.04%
ATI, Inc.	7.25%	8/15/2030	$30,258,000	31,785,726
Boeing Co.	5.15%	5/1/2030	21,720,000	22,295,539
Boeing Co.	5.805%	5/1/2050	21,979,000	21,972,706
Boeing Co.	6.528%	5/1/2034	50,319,000	55,665,904
Bombardier, Inc. (Canada)†(e)	7.50%	2/1/2029	21,384,000	22,317,283
Czechoslovak Group AS (Czechia)†(e)	6.50%	1/10/2031	21,327,000	22,044,515
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(e)	7.50%	2/15/2032	36,079,000	36,743,756
Embraer Netherlands Finance BV (Netherlands)(c)(e)	5.40%	1/9/2038	31,565,000	31,505,974
HEICO Corp.	5.35%	8/1/2033	23,809,000	24,715,281
Spirit AeroSystems, Inc.	4.60%	6/15/2028	32,815,000	32,801,260
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	23,677,000	26,069,419
TransDigm, Inc.	4.625%	1/15/2029	44,257,000	43,408,717
TransDigm, Inc.†	6.00%	1/15/2033	21,948,000	22,210,564
TransDigm, Inc.†	6.75%	1/31/2034	22,756,000	23,545,042
TransDigm, Inc.†	6.875%	12/15/2030	31,150,000	32,303,485
Total				449,385,171

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Agriculture 0.59%
BAT Capital Corp.	7.75%	10/19/2032	$20,427,000	$23,887,620
Bunge Ltd. Finance Corp.	3.20%	4/21/2031	17,157,000	16,076,443
Bunge Ltd. Finance Corp.	5.25%	4/21/2032	27,102,000	27,949,854
Imperial Brands Finance PLC (United Kingdom)†(e)(f)	5.625%	7/1/2035	16,234,000	16,567,474
Japan Tobacco, Inc. (Japan)†(e)	5.85%	6/15/2035	30,426,000	32,418,111
JT International Financial Services BV (Netherlands)†(e)	6.875%	10/24/2032	12,475,000	14,012,698
Total				130,912,200

Airlines 1.94%
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	21,154,359	21,203,414
American Airlines Pass-Through Trust Class AA(f)	3.00%	4/15/2030	10,511,971	10,119,854
American Airlines, Inc.†(f)	7.25%	2/15/2028	16,554,000	16,972,651
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	132,933,103	133,541,321
AS Mileage Plan IP Ltd. (Cayman Islands)†(e)	5.308%	10/20/2031	33,758,000	33,620,900
British Airways Pass-Through Trust Class AA (United Kingdom)†(e)	3.30%	6/15/2034	11,401,457	10,802,856
British Airways Pass-Through Trust Class A (United Kingdom)†(e)	4.25%	5/15/2034	8,455,002	8,261,182
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,635,081	29,814,055
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	38,710,000	39,295,566
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	9,936,940	9,201,245
JetBlue Pass-Through Trust Class B	8.00%	5/15/2029	13,280,748	13,508,550
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	42,535,082	43,903,564
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	22,434,221	23,282,149
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	17,621,275	18,126,143
United Airlines, Inc.†	4.625%	4/15/2029	14,775,000	14,559,932
Total				426,213,382

Apparel 0.05%
Gildan Activewear, Inc. (Canada)†(c)(e)	5.40%	10/7/2035	10,807,000	10,813,848

Auto Manufacturers 1.24%
Allison Transmission, Inc.†	3.75%	1/30/2031	24,669,000	22,810,119
Aston Martin Capital Holdings Ltd. (United Kingdom)†(e)	10.00%	3/31/2029	32,169,000	31,525,485
Ford Motor Credit Co. LLC	3.625%	6/17/2031	10,951,000	9,962,912
Ford Motor Credit Co. LLC	6.125%	3/8/2034	22,804,000	22,926,243

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	5.45%		9/6/2034		$21,269,000	$21,408,577
Nissan Motor Acceptance Co. LLC†	5.30%		9/13/2027		4,906,000	4,904,038
Nissan Motor Acceptance Co. LLC†	6.125%		9/30/2030		33,247,000	33,279,135
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028		7,763,000	8,087,865
Nissan Motor Co. Ltd. (Japan)†(e)	4.345%		9/17/2027		12,134,000	11,914,208
Nissan Motor Co. Ltd. (Japan)†(e)	4.81%		9/17/2030		66,482,000	62,671,578
Nissan Motor Co. Ltd. (Japan)†(e)	7.75%		7/17/2032		18,465,000	19,554,580
Nissan Motor Co. Ltd. (Japan)†(e)	8.125%		7/17/2035		22,492,000	24,159,107
Total						273,203,847

Auto Parts & Equipment 0.91%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		19,552,000	19,998,991
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032		20,857,000	21,332,227
Forvia SE (France)†(e)	6.75%		9/15/2033		21,920,000	22,252,831
Goodyear Tire & Rubber Co.(f)	6.625%		7/15/2030		16,946,000	17,207,718
Tenneco, Inc.†	8.00%		11/17/2028		32,145,000	32,226,830
ZF North America Capital, Inc.†	6.75%		4/23/2030		22,555,000	22,027,761
ZF North America Capital, Inc.†	6.875%		4/14/2028		21,422,000	21,734,976
ZF North America Capital, Inc.†	7.125%		4/14/2030		44,919,000	44,513,485
Total						201,294,819

Banks 5.35%
ABN AMRO Bank NV (Netherlands)†(e)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		34,400,000	31,116,308
AIB Group PLC (Ireland)†(e)	5.32% (SOFR + 1.65%)	#	5/15/2031		6,340,000	6,529,892
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(e)	5.50% (5 yr. CMT + 4.55%)		10/26/2031		51,057,000	–	(a)
ANZ Bank New Zealand Ltd. (New Zealand)†(e)	5.898% (5 yr. CMT + 1.50%)	#	7/10/2034		17,739,000	18,420,332
Associated Banc-Corp.	6.455% (SOFR + 3.03%)	#	8/29/2030		21,624,000	22,422,440
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	6.742%		12/8/2032		49,324,000	54,587,047
Banc of California	3.25% (3 mo. USD Term SOFR + 2.52%)	#	5/1/2031		17,879,000	16,660,993
Banco Santander SA (Spain)(e)	8.00% (5 yr. CMT + 3.91%)	#	–	(g)	13,400,000	14,784,434

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Bancolombia SA (Colombia)(e)	8.625% (5 yr. CMT + 4.32%)	#	12/24/2034		$12,537,000	$13,549,675
Bank OZK(f)	2.75% (3 mo. USD Term SOFR + 2.09%)	#	10/1/2031		39,957,000	37,253,509
Barclays PLC (United Kingdom)(e)(f)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%)	#	–	(g)	22,112,000	23,455,614
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039		21,627,000	23,594,971
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%)	#	6/29/2038		22,233,000	24,686,545
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%)	#	–	(g)	25,754,000	26,483,018
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030		20,706,000	21,587,051
Credit Agricole SA (France)†(e)	4.75% (5 yr. CMT + 3.24%)	#	–	(g)	60,097,000	57,803,446
Deutsche Bank AG	7.079% (SOFR + 3.65%)	#	2/10/2034		63,725,000	70,069,549
Fifth Third Bancorp	4.895% (SOFR + 1.49%)	#	9/6/2030		18,018,000	18,315,129
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%)	#	3/12/2040		24,552,000	24,897,005
First Horizon Corp.	5.514% (SOFR + 1.77%)	#	3/7/2031		17,030,000	17,547,068
First Republic Bank	4.375%		8/1/2046		20,817,000	59,953
First Republic Bank	4.625%		2/13/2047		15,410,000	57,788
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,320,000	52,259,196
FNB Corp.	5.722% (SOFR + 1.93%)	#	12/11/2030		25,429,000	25,829,945
Freedom Mortgage Corp.†	12.25%		10/1/2030		7,725,000	8,624,090
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%)	#	–	(g)	22,552,000	23,453,133
Home BancShares, Inc.(f)	3.125% (3 mo. USD Term SOFR + 1.82%)	#	1/30/2032		22,552,000	20,403,862
HSBC Holdings PLC (United Kingdom)(e)(f)	6.95% (5 yr. CMT + 3.19%)	#	–	(g)	21,818,000	23,018,077

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%)	#	11/18/2039		$30,918,000	$32,187,555
Huntington Bancshares, Inc.	6.25% (5 yr. CMT + 2.65%)	#	–	(g)	16,624,000	16,597,668
Macquarie Bank Ltd. (United Kingdom)(e)(f)	6.125% (5 yr. USD Swap + 3.70%)	#	–	(g)	10,748,000	10,928,986
NatWest Group PLC (United Kingdom)(e)	8.125% (5 yr. CMT + 3.75%)	#	–	(g)	22,107,000	24,922,437
Nordea Bank Abp (Finland)†(e)(f)	6.30% (5 yr. CMT + 2.66%)	#	–	(g)	12,996,000	13,151,900
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%)	#	–	(g)	24,327,000	23,647,737
Regions Financial Corp.	5.502% (SOFR + 2.06%)	#	9/6/2035		18,018,000	18,531,172
Societe Generale SA (France)†(e)(f)	6.066% (1 yr. CMT + 2.10%)	#	1/19/2035		20,817,000	21,880,054
Standard Chartered PLC (United Kingdom)†(e)(f)	6.097% (1 yr. CMT + 2.10%)	#	1/11/2035		27,561,000	29,630,815
State Street Corp.	6.45% (5 yr. CMT + 2.14%)	#	–	(g)	25,847,000	26,695,867
Sumitomo Mitsui Financial Group, Inc. (Japan)(e)	6.60% (5 yr. CMT + 2.28%)	#	–	(g)	12,726,000	13,321,411
Synovus Financial Corp.	6.168% (SOFR + 2.35%)	#	11/1/2030		18,009,000	18,702,339
Toronto-Dominion Bank (Canada)(e)	6.35% (5 yr. CMT + 2.72%)	#	10/31/2085		21,086,000	21,160,750
UBS Group AG (Switzerland)†(e)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%)	#	–	(g)	24,139,000	24,807,288
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.75%)	#	–	(g)	24,151,000	26,703,616
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.76%)	#	–	(g)	13,301,000	15,858,942
UniCredit SpA (Italy)†(e)	7.296% (5 yr. USD ICE Swap + 4.91%)	#	4/2/2034		45,208,000	48,294,211
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	34,144,988
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		57,945,000	56,345,718

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Zions Bancorp NA	6.816% (SOFR + 2.83%)	#	11/19/2035	$21,981,000	$23,376,139
Total					1,178,359,663

Beverages 0.13%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	14,731,000	15,042,276
Coca-Cola Femsa SAB de CV (Mexico)(e)	5.10%		5/6/2035	13,391,000	13,507,261
Total					28,549,537

Biotechnology 0.15%
Royalty Pharma PLC	5.40%		9/2/2034	32,027,000	32,721,100

Building Materials 1.44%
ACProducts Holdings, Inc.†	6.375%		5/15/2029	27,943,000	15,937,449
Amrize Finance U.S. LLC†	5.40%		4/7/2035	12,616,000	13,003,900
Builders FirstSource, Inc.†	4.25%		2/1/2032	24,490,000	23,051,756
Builders FirstSource, Inc.†	6.375%		6/15/2032	21,666,000	22,415,015
CP Atlas Buyer, Inc.†(f)	12.75%		1/15/2031	5,600,000	5,597,611
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030	77,265,000	79,521,061
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	22,442,000	23,335,618
Griffon Corp.	5.75%		3/1/2028	16,769,000	16,788,720
MIWD Holdco II LLC/MIWD Finance Corp.†(f)	5.50%		2/1/2030	34,251,000	33,449,984
Quikrete Holdings, Inc.†	6.375%		3/1/2032	31,693,000	32,853,725
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	33,376,000	33,414,316
Standard Industries, Inc.†	4.375%		7/15/2030	18,055,000	17,322,501
Total					316,691,656

Chemicals 1.66%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029	39,770,963	15,868,173
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029	45,935,328	42,553,027
Cabot Corp.	5.00%		6/30/2032	32,395,000	32,838,734
Celanese U.S. Holdings LLC	6.665%		7/15/2027	24,483,000	25,131,454
Celanese U.S. Holdings LLC(f)	6.75%		4/15/2033	22,065,000	21,985,697
Ma’aden Sukuk Ltd. (Cayman Islands)†(e)(f)	5.50%		2/13/2035	13,392,000	14,063,919
Olin Corp.(f)	5.00%		2/1/2030	22,985,000	22,472,246
Olympus Water U.S. Holding Corp.†	4.25%		10/1/2028	23,257,000	22,384,607
Olympus Water U.S. Holding Corp.†	7.25%		6/15/2031	27,168,000	27,559,491
SCIH Salt Holdings, Inc.†	4.875%		5/1/2028	21,862,000	21,381,215
SK Invictus Intermediate II SARL (Luxembourg)†(e)	5.00%		10/30/2029	31,346,000	30,707,093
Solstice Advanced Materials, Inc.†	5.625%		9/30/2033	22,258,000	22,345,449

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
Syensqo Finance America LLC†	5.65%	6/4/2029		$26,953,000	$27,926,812
Tronox, Inc.†	4.625%	3/15/2029		27,959,000	18,264,824
WR Grace Holdings LLC†	6.625%	8/15/2032		20,736,000	20,516,302
Total					365,999,043

Coal 0.19%
SunCoke Energy, Inc.†	4.875%	6/30/2029		24,865,000	23,262,960
Warrior Met Coal, Inc.†	7.875%	12/1/2028		17,451,000	17,785,527
Total					41,048,487

Commercial Services 3.19%
Albion Financing 1 SARL/Aggreko Holdings, Inc.†	5.375%	5/21/2030	EUR	3,086,000	3,762,133
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(e)	7.00%	5/21/2030		$23,518,000	24,383,462
Allied Universal Holdco LLC†	7.875%	2/15/2031		32,804,000	34,423,557
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(f)	6.00%	6/1/2029		38,205,000	37,592,150
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030		29,031,000	29,863,754
Ashtead Capital, Inc.†	5.50%	8/11/2032		19,088,000	19,767,674
Ashtead Capital, Inc.†	5.80%	4/15/2034		9,216,000	9,663,053
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	8.375%	6/15/2032		63,510,000	66,481,379
Block, Inc.	6.50%	5/15/2032		37,156,000	38,485,850
CoreCivic, Inc.	8.25%	4/15/2029		22,853,000	24,160,694
EquipmentShare.com, Inc.†	8.625%	5/15/2032		21,214,000	22,930,085
EquipmentShare.com, Inc.†	9.00%	5/15/2028		52,191,000	55,294,955
Garda World Security Corp. (Canada)†(e)	7.75%	2/15/2028		14,444,000	14,818,952
GEO Group, Inc.	8.625%	4/15/2029		31,106,000	32,952,297
GXO Logistics, Inc.	2.65%	7/15/2031		25,082,000	22,367,592
GXO Logistics, Inc.	6.25%	5/6/2029		20,719,000	21,767,543
Herc Holdings, Inc.†	7.25%	6/15/2033		19,089,000	19,942,221
Hertz Corp.†(h)	Zero Coupon	10/15/2024		16,775,000	922,625
Hertz Corp.†	Zero Coupon	1/15/2028		33,436,000	5,349,760
Hertz Corp.†(f)	5.00%	12/1/2029		36,220,000	28,928,483
Hertz Corp.†	12.625%	7/15/2029		49,699,000	52,734,963
ITR Concession Co. LLC†	5.183%	7/15/2035		12,438,000	12,208,806
J Paul Getty Trust	4.905%	4/1/2035		22,551,000	23,142,464
Quanta Services, Inc.	5.25%	8/9/2034		21,175,000	21,723,837

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Commercial Services (continued)
Rentokil Terminix Funding LLC†	5.625%		4/28/2035		$26,944,000	$27,811,910
Rollins, Inc.	5.25%		2/24/2035		31,626,000	32,205,236
Sotheby’s†	7.375%		10/15/2027		18,248,000	18,287,815
Total						701,973,250

Computers 0.74%
CACI International, Inc.†	6.375%		6/15/2033		18,625,000	19,235,912
Crowdstrike Holdings, Inc.	3.00%		2/15/2029		83,075,000	79,258,048
NCR Atleos Corp.†	9.50%		4/1/2029		28,708,000	31,098,142
NetApp, Inc.	2.70%		6/22/2030		10,143,000	9,393,861
Western Digital Corp.	3.10%		2/1/2032		27,000,000	24,443,489
Total						163,429,452

Cosmetics/Personal Care 0.33%
Opal Bidco SAS (France)†(e)	6.50%		3/31/2032		30,469,000	31,249,799
Perrigo Finance Unlimited Co. (Ireland)(e)	4.90%		6/15/2030		24,024,000	23,468,762
Perrigo Finance Unlimited Co. (Ireland)(e)	6.125%		9/30/2032		17,993,000	18,128,577
Total						72,847,138

Distribution/Wholesale 0.34%
American Builders & Contractors Supply Co., Inc.†	4.00%		1/15/2028		24,375,000	23,907,427
LKQ Corp.(f)	6.25%		6/15/2033		27,041,000	28,872,218
Marubeni Corp. (Japan)†(e)(f)	5.383%		4/1/2035		20,673,000	21,325,879
Total						74,105,524

Diversified Financial Services 4.22%
Aircastle Ltd.†	6.50%		7/18/2028		22,558,000	23,716,544
Ally Financial, Inc.	6.70%		2/14/2033		44,941,000	46,838,733
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030		25,983,000	26,727,478
Capital One Financial Corp.(f)	5.50% (3 mo. USD Term SOFR + 3.34%)	#	–	(g)	22,406,000	22,467,594
Coinbase Global, Inc.†	3.375%		10/1/2028		57,916,000	55,014,878
Coinbase Global, Inc.†	3.625%		10/1/2031		26,748,000	23,890,773
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030		22,022,000	22,130,562
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		24,430,000	26,013,113
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		32,352,000	34,064,573
GGAM Finance Ltd. (Ireland)†(e)	8.00%		6/15/2028		41,069,000	43,505,583
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(e)(h)	6.054%(3 mo. USD LIBOR + 5.75%)		1/15/2015		15,000,000	–	(a)

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
ILFC E-Capital Trust I†	6.27%	#(b)	12/21/2065	$28,720,000	$24,293,484
ILFC E-Capital Trust II†	6.52%	#(b)	12/21/2065	20,873,000	17,929,116
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	18,510,000	18,085,475
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	36,068,000	37,489,595
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	29,287,000	30,741,898
LPL Holdings, Inc.	5.75%		6/15/2035	16,822,000	17,264,190
LPL Holdings, Inc.	6.00%		5/20/2034	30,180,000	31,554,079
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.50%		3/26/2031	41,484,000	44,501,859
Navient Corp.(f)	5.50%		3/15/2029	22,621,000	22,193,467
Navient Corp.	6.75%		6/15/2026	21,670,000	21,934,222
Navient Corp.(f)	7.875%		6/15/2032	27,017,000	28,462,626
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	25,846,000	22,696,230
OneMain Finance Corp.	6.125%		5/15/2030	24,447,000	24,775,690
OneMain Finance Corp.	7.50%		5/15/2031	31,059,000	32,495,224
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	8,382,000	8,316,244
PennyMac Financial Services, Inc.†	6.875%		5/15/2032	27,348,000	28,359,384
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	21,685,000	22,599,066
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	22,745,000	24,155,008
Rocket Cos., Inc.†	6.375%		8/1/2033	31,943,000	33,008,746
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	4.00%		10/15/2033	23,911,000	21,854,977
Synchrony Financial	5.935% (SOFR + 2.13%)	#	8/2/2030	10,178,000	10,553,786
Synchrony Financial	7.25%		2/2/2033	51,327,000	54,796,904
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	24,820,000	25,686,566
Total					928,117,667

Electric 4.53%
AES Corp.	7.60% (5 yr. CMT + 3.20%)	#	1/15/2055	23,360,000	24,249,572
AES Panama Generation Holdings SRL (Panama)(e)	4.375%		5/31/2030	23,662,077	22,378,291
Alliant Energy Corp.	5.75% (5 yr. CMT + 2.08%)	#	4/1/2056	7,503,000	7,520,002
Alpha Generation LLC†	6.75%		10/15/2032	21,496,000	22,205,378
American Electric Power Co., Inc.	6.05% (5 yr. CMT + 1.94%)	#	3/15/2056	9,004,000	9,039,172

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
Calpine Corp.†	4.625%		2/1/2029		$74,359,000	$73,686,668
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035		18,038,000	18,942,076
CenterPoint Energy, Inc.	5.95% (5 yr. CMT + 2.22%)	#	4/1/2056		19,272,000	19,320,180
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028		17,565,000	17,261,560
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador)†(e)	8.65%		1/24/2033		21,895,000	22,921,876
Constellation Energy Generation LLC	5.60%		6/15/2042		21,992,000	22,362,609
Constellation Energy Generation LLC	5.80%		3/1/2033		28,492,000	30,455,244
Constellation Energy Generation LLC	6.25%		10/1/2039		42,389,000	46,115,875
Dominion Energy, Inc.	6.20% (5 yr. CMT + 2.01%)	#	2/15/2056		20,785,000	20,940,218
DPL LLC	4.35%		4/15/2029		27,939,000	27,447,645
Energuate Trust 2 0 (Cayman Islands)†(e)	6.35%		9/15/2035		21,292,000	21,451,928
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%)	#	6/1/2055		31,929,000	32,755,482
Idaho Power Co.	5.20%		8/15/2034		21,255,000	21,972,518
Idaho Power Co.	5.70%		3/15/2055		25,247,000	25,698,859
Lightning Power LLC†	7.25%		8/15/2032		52,794,000	55,932,128
Minejesa Capital BV (Netherlands)†(e)	4.625%		8/10/2030		21,955,737	21,808,779
NRG Energy, Inc.†	7.00%		3/15/2033		28,728,000	31,782,447
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(g)	40,754,000	44,551,091
Pacific Gas & Electric Co.	6.15%		1/15/2033		30,660,000	32,473,901
Palomino Funding Trust I†	7.233%		5/17/2028		44,964,000	47,741,659
Pike Corp.†	5.50%		9/1/2028		32,743,000	32,665,104
Pike Corp.†	8.625%		1/31/2031		15,092,000	16,208,763
Puget Energy, Inc.(f)	4.10%		6/15/2030		26,045,000	25,449,314
Sempra	6.40% (5 yr. CMT + 2.63%)	#	10/1/2054		27,019,000	27,645,976
Talen Energy Supply LLC†	8.625%		6/1/2030		24,852,000	26,397,397
Tampa Electric Co.	5.15%		3/1/2035		42,089,000	42,695,698
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(g)	21,649,000	21,995,384
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%)	#	–	(g)	7,229,000	7,954,813
Vistra Operations Co. LLC†	4.375%		5/1/2029		77,332,000	75,769,577
Total						997,797,184

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electronics 0.38%
Allegion U.S. Holding Co., Inc.	5.60%	5/29/2034		$13,510,000	$14,118,504
Flex Ltd.	5.25%	1/15/2032		18,019,000	18,482,761
Imola Merger Corp.†	4.75%	5/15/2029		18,106,000	17,626,184
Trimble, Inc.	6.10%	3/15/2033		31,018,000	33,359,198
Total					83,586,647

Energy-Alternate Sources 0.23%
Topaz Solar Farms LLC†	5.75%	9/30/2039		49,845,131	50,565,642

Engineering & Construction 0.79%
Fluor Corp.	4.25%	9/15/2028		23,125,000	22,884,398
Heathrow Finance PLC	6.625%	3/1/2031	GBP	42,080,000	57,116,685
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$27,604,000	29,203,097
MasTec, Inc.	5.90%	6/15/2029		19,917,000	20,862,635
Montego Bay Airport Revenue Finance Ltd. (Cayman Islands)†(e)	6.60%	6/15/2035		22,156,000	22,668,357
TAV Havalimanlari Holding AS (Turkey)†(e)	8.50%	12/7/2028		20,581,000	21,520,738
Total					174,255,910

Entertainment 1.91%
Boyne USA, Inc.†	4.75%	5/15/2029		23,563,000	23,133,180
Bracelet Holdings, Inc.†	9.25%	7/2/2028		34,400,000	33,147,840	(a)
Caesars Entertainment, Inc.†	4.625%	10/15/2029		38,882,000	37,204,642
Caesars Entertainment, Inc.†	7.00%	2/15/2030		30,300,000	31,186,045
Churchill Downs, Inc.†	4.75%	1/15/2028		36,115,000	35,659,229
Flutter Treasury DAC (Ireland)†(e)	6.375%	4/29/2029		16,126,000	16,662,738
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		44,276,000	43,070,382
Resorts World Las Vegas LLC/RWLV Capital, Inc.†(f)	4.625%	4/16/2029		42,245,000	38,273,983
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		47,179,000	46,426,193
Warnermedia Holdings, Inc.(f)	4.279%	3/15/2032		38,011,000	34,875,092
Warnermedia Holdings, Inc.	5.05%	3/15/2042		47,419,000	37,885,173
Warnermedia Holdings, Inc.	5.141%	3/15/2052		28,309,000	21,125,591
WMG Acquisition Corp.†	3.75%	12/1/2029		23,482,000	22,416,246
Total					421,066,334

Environmental Control 0.15%
Madison IAQ LLC†(f)	5.875%	6/30/2029		32,360,000	31,996,605

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food 1.28%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		$33,810,000	$32,088,421
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%		3/15/2033		13,200,000	13,519,704
Alicorp SAA†	7.40%		6/16/2032	PEN	82,623,000	24,136,265
Fiesta Purchaser, Inc.†	7.875%		3/1/2031		$13,224,000	13,972,849
Gruma SAB de CV (Mexico)†(e)	5.39%		12/9/2034		22,138,000	22,669,312
Grupo Nutresa SA (Colombia)†(e)	9.00%		5/12/2035		20,351,000	23,124,841
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		29,214,000	28,085,416
McCormick & Co., Inc.	4.95%		4/15/2033		14,652,000	14,948,109
Performance Food Group, Inc.†	6.125%		9/15/2032		33,766,000	34,629,093
Post Holdings, Inc.†	4.625%		4/15/2030		30,030,000	28,983,977
Smithfield Foods, Inc.†	5.20%		4/1/2029		28,037,000	28,419,427
U.S. Foods, Inc.†	4.75%		2/15/2029		17,648,000	17,404,385
Total						281,981,799

Forest Products & Paper 0.16%
LD Celulose International GmbH (Austria)†(e)	7.95%		1/26/2032		13,873,000	14,676,219
Mercer International, Inc. (Canada)†(e)	12.875%		10/1/2028		21,496,000	19,589,439
Total						34,265,658

Gas 0.40%
National Fuel Gas Co.	5.50%		3/15/2030		21,799,000	22,545,206
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%)	#	3/31/2055		21,623,000	22,409,395
Snam SpA (Italy)†(e)	5.75%		5/28/2035		12,001,000	12,454,137
Snam SpA (Italy)†(e)	6.50%		5/28/2055		8,400,000	9,028,846
Southwest Gas Corp.	4.05%		3/15/2032		22,297,000	21,449,975
Total						87,887,559

Health Care-Products 0.29%
Bausch & Lomb Corp. (Canada)†(e)	8.375%		10/1/2028		20,761,000	21,662,806
Medline Borrower LP†	5.25%		10/1/2029		21,581,000	21,410,363
Solventum Corp.	5.60%		3/23/2034		19,282,000	20,085,290
Total						63,158,459

Health Care-Services 1.29%
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		49,099,000	42,493,132
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030		44,991,000	40,741,563
Concentra Health Services, Inc.†	6.875%		7/15/2032		11,003,000	11,439,071
DaVita, Inc.†	4.625%		6/1/2030		47,559,000	45,618,540

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care-Services (continued)
HCA, Inc.	5.75%		3/1/2035		$20,707,000	$21,658,654
LifePoint Health, Inc.†	11.00%		10/15/2030		18,973,000	20,934,941
Molina Healthcare, Inc.†	3.875%		11/15/2030		41,142,000	38,102,664
Team Health Holdings, Inc.†	8.375%		6/30/2028		9,757,000	9,975,752
Tenet Healthcare Corp.	6.75%		5/15/2031		30,121,000	31,207,578
Universal Health Services, Inc.	5.05%		10/15/2034		22,783,000	22,247,361
Total						284,419,256

Holding Companies-Diversified 0.13%
Benteler International AG†	7.25%		6/15/2031	EUR	9,679,000	12,164,507
Clue Opco LLC†(f)	9.50%		10/15/2031		$16,367,000	17,518,893
Total						29,683,400

Home Builders 0.49%
Century Communities, Inc.†	3.875%		8/15/2029		27,525,000	25,918,979
Century Communities, Inc.†	6.625%		9/15/2033		15,983,000	16,134,906
LGI Homes, Inc.†(f)	7.00%		11/15/2032		45,316,000	44,296,390
PulteGroup, Inc.	6.375%		5/15/2033		19,465,000	21,248,216
Total						107,598,491

Home Furnishings 0.05%
Leggett & Platt, Inc.	4.40%		3/15/2029		10,603,000	10,443,831

Insurance 1.67%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		40,395,000	41,143,115
Ardonagh Finco Ltd. (United Kingdom)†(e)	7.75%		2/15/2031		18,104,000	18,957,948
Ardonagh Group Finance Ltd. (United Kingdom)†(e)	8.875%		2/15/2032		38,928,000	40,955,537
Arthur J Gallagher & Co.	5.15%		2/15/2035		20,852,000	21,113,413
First American Financial Corp.	5.45%		9/30/2034		10,394,000	10,430,990
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%)	#	10/15/2054		25,350,000	26,864,637
Hanwha Life Insurance Co. Ltd. (South Korea)†(e)	6.30% (5 yr. CMT + 2.29%)	#	6/24/2055		13,304,000	13,945,266
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(e)	7.25%		2/15/2031		23,169,000	23,872,202
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(e)	8.125%		2/15/2032		21,597,000	22,426,282

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
HUB International Ltd.†	7.25%		6/15/2030	$27,054,000	$28,235,451
HUB International Ltd.†	7.375%		1/31/2032	17,259,000	17,983,257
NMI Holdings, Inc.	6.00%		8/15/2029	18,009,000	18,635,533
Old Republic International Corp.	5.75%		3/28/2034	20,916,000	21,820,475
Panther Escrow Issuer LLC†	7.125%		6/1/2031	20,598,000	21,438,769
Swiss RE Subordinated Finance PLC (United Kingdom)†(e)	5.698% (3 mo. USD Term SOFR + 1.81%)	#	4/5/2035	20,200,000	20,977,302
Transatlantic Holdings, Inc.	8.00%		11/30/2039	15,659,000	19,661,626
Total					368,461,803

Internet 0.30%
Meituan (China)†(e)	4.625%		10/2/2029	32,443,000	32,510,286
Rakuten Group, Inc. (Japan)†(e)	9.75%		4/15/2029	9,045,000	10,178,924
Tencent Holdings Ltd. (China)†(e)	3.925%		1/19/2038	24,722,000	22,969,012
Total					65,658,222

Iron-Steel 0.61%
Cleveland-Cliffs, Inc.†	7.00%		3/15/2032	22,096,000	22,343,807
Cleveland-Cliffs, Inc.†	7.625%		1/15/2034	21,766,000	22,442,052
Commercial Metals Co.	4.375%		3/15/2032	15,677,000	14,807,594
CSN Inova Ventures (Cayman Islands)(e)	6.75%		1/28/2028	2,430,000	2,362,295
Samarco Mineracao SA (Brazil)(e)	9.50%		6/30/2031	48,941,408	49,226,002
U.S. Steel Corp.	6.875%		3/1/2029	23,669,000	23,837,256
Total					135,019,006

Leisure Time 0.99%
Carnival Corp.†	4.00%		8/1/2028	22,218,000	21,914,738
Carnival Corp.†	5.75%		3/15/2030	21,541,000	22,007,492
Carnival Corp.†	6.125%		2/15/2033	25,388,000	26,039,608
NCL Corp. Ltd.†(f)	6.75%		2/1/2032	32,970,000	33,927,996
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	60,389,000	61,620,724
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	21,096,000	21,641,982
Sabre GLBL, Inc.†	8.625%		6/1/2027	9,142,000	9,278,812
Viking Cruises Ltd.†	9.125%		7/15/2031	19,914,000	21,388,731
Total					217,820,083

Lodging 1.76%
Choice Hotels International, Inc.	5.85%		8/1/2034	31,544,000	32,279,412
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029	20,699,000	21,395,558
Hilton Domestic Operating Co., Inc.†	3.625%		2/15/2032	15,350,000	14,062,984
Hilton Domestic Operating Co., Inc.†	3.75%		5/1/2029	25,286,000	24,342,948

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging (continued)
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	$30,653,000	$31,312,377
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	25,419,000	25,834,575
Melco Resorts Finance Ltd. (Hong Kong)(e)	5.375%	12/4/2029	9,496,000	9,355,343
Melco Resorts Finance Ltd. (Hong Kong)†(e)	6.50%	9/24/2033	22,695,000	22,769,667
Melco Resorts Finance Ltd. (Hong Kong)†(e)	7.625%	4/17/2032	11,666,000	12,238,700
Sands China Ltd. (Macau)(e)	2.85%	3/8/2029	57,502,000	54,134,804
Sands China Ltd. (Macau)(e)	4.375%	6/18/2030	35,200,000	34,634,755
Sands China Ltd. (Macau)(e)	5.40%	8/8/2028	25,193,000	25,790,729
Studio City Finance Ltd. (Hong Kong)(e)	5.00%	1/15/2029	35,436,000	34,170,062
Wynn Macau Ltd. (Macau)†(e)	5.50%	10/1/2027	23,813,000	23,829,067
Wynn Macau Ltd. (Macau)†(e)	6.75%	2/15/2034	21,688,000	22,000,779
Total				388,151,760

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	18,160,000	17,755,112

Machinery-Diversified 0.88%
GrafTech Global Enterprises, Inc.†(f)	9.875%	12/23/2029	25,856,000	22,171,520
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(e)	9.00%	2/15/2029	20,513,000	21,465,644
nVent Finance SARL (Luxembourg)(e)	2.75%	11/15/2031	20,244,000	18,101,732
nVent Finance SARL (Luxembourg)(e)	5.65%	5/15/2033	36,050,000	37,662,346
Regal Rexnord Corp.	6.05%	4/15/2028	20,719,000	21,440,354
Regal Rexnord Corp.	6.40%	4/15/2033	36,534,000	39,238,356
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	32,705,000	32,614,384
Total				192,694,336

Media 3.04%
AMC Networks, Inc.	4.25%	2/15/2029	45,607,000	39,720,276
AMC Networks, Inc.†	10.25%	1/15/2029	20,807,000	21,943,582
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,678,000	34,372,668
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	33,967,000	33,766,140
CSC Holdings LLC†	4.125%	12/1/2030	9,124,000	5,982,287
CSC Holdings LLC†	4.625%	12/1/2030	113,481,000	39,917,691
CSC Holdings LLC†	5.375%	2/1/2028	15,464,000	13,572,592
CSC Holdings LLC†	5.75%	1/15/2030	40,882,000	15,613,249
CSC Holdings LLC†	6.50%	2/1/2029	17,012,000	12,588,292
CSC Holdings LLC†	11.75%	1/31/2029	47,992,000	40,388,584

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Directv Financing LLC†	8.875%	2/1/2030	$23,176,000	$22,920,399
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	8,983,000	8,979,703
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	11,091,000	11,083,037
DISH DBS Corp.	5.125%	6/1/2029	46,717,000	39,990,447
EW Scripps Co.†	9.875%	8/15/2030	34,105,000	32,043,798
Gray Media, Inc.†	5.375%	11/15/2031	77,749,000	58,458,116
Gray Media, Inc.†(f)	9.625%	7/15/2032	14,633,000	14,962,433
Gray Media, Inc.†(f)	10.50%	7/15/2029	20,773,000	22,478,072
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	21,389,000	22,240,582
Sinclair Television Group, Inc.†	8.125%	2/15/2033	21,898,000	22,490,888
Sunrise FinCo I BV (Netherlands)†(e)	4.875%	7/15/2031	53,571,000	51,072,984
Univision Communications, Inc.†	4.50%	5/1/2029	28,463,000	26,870,840
Virgin Media Finance PLC (United Kingdom)†(e)	5.00%	7/15/2030	37,963,000	35,293,544
VZ Secured Financing BV (Netherlands)†(e)	5.00%	1/15/2032	46,331,000	41,948,699
Total				668,698,903

Metal Fabricate-Hardware 0.26%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	35,098,000	34,132,643
Vallourec SACA (France)†(e)	7.50%	4/15/2032	20,632,000	22,008,464
Total				56,141,107

Mining 2.72%
Alcoa Nederland Holding BV (Netherlands)†(e)	7.125%	3/15/2031	20,653,000	21,727,101
Anglo American Capital PLC (United Kingdom)†(e)	5.75%	4/5/2034	20,634,000	21,667,280
Aris Mining Corp. (Canada)†(e)	8.00%	10/31/2029	20,668,000	21,504,331
Capstone Copper Corp. (Canada)†(e)	6.75%	3/31/2033	33,341,000	34,370,870
First Quantum Minerals Ltd. (Canada)†(e)	7.25%	2/15/2034	9,830,000	10,170,295
First Quantum Minerals Ltd. (Canada)†(e)	8.00%	3/1/2033	23,148,000	24,469,910
First Quantum Minerals Ltd. (Canada)†(e)	8.625%	6/1/2031	26,808,000	28,202,364
First Quantum Minerals Ltd. (Canada)†(e)	9.375%	3/1/2029	14,825,000	15,730,437
Fortescue Treasury Pty. Ltd. (Australia)†(e)	4.375%	4/1/2031	32,833,000	31,369,715
Fortescue Treasury Pty. Ltd. (Australia)†(e)	6.125%	4/15/2032	28,083,000	29,040,855
Freeport Indonesia PT (Indonesia)(e)(f)	6.20%	4/14/2052	21,420,000	21,929,389
Freeport-McMoRan, Inc.	5.40%	11/14/2034	34,970,000	35,861,375
Fresnillo PLC (Mexico)(e)	4.25%	10/2/2050	200,000	158,794
Glencore Funding LLC†	5.673%	4/1/2035	16,827,000	17,498,136
Hecla Mining Co.	7.25%	2/15/2028	14,048,000	14,186,331

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Mining (continued)
Kaiser Aluminum Corp.†	4.50%		6/1/2031		$29,297,000	$27,635,579
Kinross Gold Corp. (Canada)(e)	6.25%		7/15/2033		37,165,000	40,596,561
Minera Mexico SA de CV (Mexico)†(e)	5.625%		2/12/2032		45,208,000	46,699,864
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		185,297	–	(a)
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(e)(f)	6.75%		5/14/2030		35,021,000	36,856,719
Navoi Mining & Metallurgical Combinat (Uzbekistan)(e)	6.95%		10/17/2031		4,252,000	4,538,971
Nexa Resources SA (Brazil)†(e)(f)	6.60%		4/8/2037		22,760,000	23,475,426
Novelis Corp.†	4.75%		1/30/2030		36,313,000	35,059,951
Novelis Corp.†	6.875%		1/30/2030		33,912,000	35,194,009
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(e)	5.854%		5/13/2032		20,566,000	21,412,687
Total						599,356,950

Miscellaneous Manufacturing 0.12%
Axon Enterprise, Inc.†	6.125%		3/15/2030		14,779,000	15,215,386
Axon Enterprise, Inc.†	6.25%		3/15/2033		10,580,000	10,916,402
Total						26,131,788

Office/Business Equipment 0.23%
CDW LLC/CDW Finance Corp.	5.55%		8/22/2034		21,618,000	22,179,010
Zebra Technologies Corp.†	6.50%		6/1/2032		28,485,000	29,279,333
Total						51,458,343

Oil & Gas 4.66%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		30,085,000	31,397,939
Antero Resources Corp.†	5.375%		3/1/2030		20,886,000	21,022,845
APA Corp.	4.25%		1/15/2030		21,354,000	20,688,406
APA Corp.	4.75%		4/15/2043		7,942,000	6,108,587
APA Corp.	6.10%		2/15/2035		21,663,000	22,154,353
APA Corp.	6.75%		2/15/2055		22,481,000	22,681,887
Baytex Energy Corp. (Canada)†(e)	8.50%		4/30/2030		20,633,000	21,230,305
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		35,365,829	35,216,171
BP Capital Markets PLC (United Kingdom)(e)	6.45% (5 yr. CMT + 2.15%)	#	–	(g)	20,223,000	21,618,872
California Resources Corp.†(c)	7.00%		1/15/2034		12,480,000	12,401,890
Caturus Energy LLC†	8.50%		2/15/2030		20,966,000	21,845,912
CITGO Petroleum Corp.†	8.375%		1/15/2029		28,033,000	29,201,752

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Civitas Resources, Inc.†	8.625%	11/1/2030	$20,653,000	$21,405,275
Comstock Resources, Inc.†	6.75%	3/1/2029	10,766,000	10,755,897
Comstock Resources, Inc.†	6.75%	3/1/2029	16,698,000	16,610,419
Crescent Energy Finance LLC†	7.375%	1/15/2033	22,072,000	21,508,381
Ecopetrol SA (Colombia)(e)	5.875%	5/28/2045	46,400,000	35,522,123
Global Marine, Inc.	7.00%	6/1/2028	4,034,000	3,923,065
HF Sinclair Corp.	5.50%	9/1/2032	21,609,000	21,981,370
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%	5/15/2034	22,115,000	21,336,318
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	16,410,000	16,278,659
Long Ridge Energy LLC†	8.75%	2/15/2032	30,323,000	31,190,484
Matador Resources Co.†	6.50%	4/15/2032	22,263,000	22,491,619
MC Brazil Downstream Trading SARL (Luxembourg)†(e)	7.25%	6/30/2031	39,629,089	34,024,347
Occidental Petroleum Corp.	5.375%	1/1/2032	18,612,000	18,942,772
Occidental Petroleum Corp.(f)	5.55%	10/1/2034	19,839,000	20,141,425
Occidental Petroleum Corp.	6.125%	1/1/2031	12,540,000	13,218,865
Occidental Petroleum Corp.	6.60%	3/15/2046	20,783,000	21,745,523
Occidental Petroleum Corp.	7.50%	5/1/2031	18,501,000	20,791,794
Occidental Petroleum Corp.	8.875%	7/15/2030	17,825,000	20,607,108
OGX Austria GmbH (Brazil)†(e)(h)	8.50%	6/1/2018	20,000,000	400	(i)
ORLEN SA (Poland)†(e)	6.00%	1/30/2035	19,122,000	20,012,019
Ovintiv, Inc.	6.50%	2/1/2038	21,842,000	22,966,379
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	23,103,000	23,129,179
Petroleos de Venezuela SA (Venezuela)(e)(h)	5.375%	4/12/2027	23,821,000	3,882,823
Petroleos de Venezuela SA (Venezuela)(e)(h)	5.375%	4/12/2027	20,359,100	3,318,533
Petroleos de Venezuela SA (Venezuela)(e)(h)	6.00%	5/16/2024	71,670,900	11,682,357
Petroleos de Venezuela SA (Venezuela)(e)(h)	6.00%	11/15/2026	29,083,000	4,740,529
Petroleos Mexicanos (Mexico)(e)	6.75%	9/21/2047	26,649,000	22,010,233
Petroleos Mexicanos (Mexico)(e)(f)	10.00%	2/7/2033	47,830,000	55,536,609
Repsol E&P Capital Markets U.S. LLC†	5.976%	9/16/2035	11,506,000	11,727,849
Saturn Oil & Gas, Inc. (Canada)†(e)(f)	9.625%	6/15/2029	22,080,000	22,892,265
Suncor Energy, Inc. (Canada)(e)	7.15%	2/1/2032	28,398,000	31,948,440
Sunoco LP†	6.25%	7/1/2033	33,039,000	33,652,443
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	21,669,000	21,220,874
Transocean International Ltd.	6.80%	3/15/2038	8,104,000	6,869,549
Transocean International Ltd.	7.50%	4/15/2031	3,602,000	3,345,554
Transocean International Ltd.†(c)	7.875%	10/15/2032	13,890,000	13,890,000
Transocean International Ltd.†	8.50%	5/15/2031	22,548,000	22,114,192

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Vermilion Energy, Inc. (Canada)†(e)	6.875%		5/1/2030	$22,035,000	$21,525,864
Viper Energy Partners LLC	5.70%		8/1/2035	18,717,000	19,041,646
Vital Energy, Inc.†	7.75%		7/31/2029	12,476,000	12,365,026
Total					1,025,917,126

Oil & Gas Services 0.73%
Oceaneering International, Inc.	6.00%		2/1/2028	32,636,000	33,163,332
SESI LLC†(c)	7.875%		9/30/2030	23,703,000	23,732,629
Star Holding LLC†	8.75%		8/1/2031	10,315,000	10,247,482
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%		10/1/2033	21,772,000	21,868,890
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029	13,193,000	13,615,493
WBI Operating LLC†(c)	6.50%		10/15/2033	25,347,000	25,315,316
Weatherford International Ltd.†(c)	6.75%		10/15/2033	33,114,000	33,157,731
Total					161,100,873

Packaging & Containers 1.11%
Canpack SA/Canpack U.S. LLC (Poland)†(e)	3.875%		11/15/2029	16,549,000	15,543,149
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	24,795,000	25,454,423
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	22,047,000	22,668,571
LABL, Inc.†	8.625%		10/1/2031	38,379,000	28,224,442
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026	38,298,000	38,180,444
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	21,334,000	21,400,839
Owens-Brockway Glass Container, Inc.†(f)	7.25%		5/15/2031	21,876,000	22,296,588
Sealed Air Corp.†	6.875%		7/15/2033	22,562,000	24,521,567
Silgan Holdings, Inc.	4.125%		2/1/2028	9,854,000	9,626,778
Trivium Packaging Finance BV (Netherlands)†(e)	8.25%		7/15/2030	33,364,000	35,619,373
Total					243,536,174

Pharmaceuticals 1.09%
1261229 BC Ltd. (Canada)†(e)	10.00%		4/15/2032	39,190,000	40,202,750
Bausch Health Cos., Inc. (Canada)†(e)(f)	11.00%		9/30/2028	65,241,000	67,911,912
BellRing Brands, Inc.†	7.00%		3/15/2030	28,420,000	29,380,767
CVS Health Corp.	4.78%		3/25/2038	23,587,000	22,116,763
CVS Health Corp.	5.25%		2/21/2033	35,683,000	36,519,716
CVS Health Corp.	5.70%		6/1/2034	20,885,000	21,803,908
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%)	#	3/10/2055	20,543,000	21,599,792
Total					239,535,608

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines 3.33%
AL Candelaria -spain- SA (Spain)†(e)	5.75%		6/15/2033		$30,777,000	$27,993,836
AL Candelaria -spain- SA (Spain)(e)	5.75%		6/15/2033		19,229,000	17,490,121
AL Candelaria -spain- SA (Spain)(e)	5.75%		6/15/2033		4,247,000	3,862,944
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032		20,994,000	22,094,379
Boardwalk Pipelines LP	5.625%		8/1/2034		21,000,000	21,845,453
Buckeye Partners LP†	6.75%		2/1/2030		32,715,000	34,004,429
Colonial Enterprises, Inc.†	3.25%		5/15/2030		19,028,000	17,760,051
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		36,807,000	36,488,962
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029		28,212,000	29,440,633
DT Midstream, Inc.†	4.30%		4/15/2032		27,064,000	25,901,189
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		16,800,000	17,434,083
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032		20,761,000	21,669,372
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033		9,016,000	9,248,234
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035		12,433,000	12,745,884
NGPL PipeCo LLC†	3.25%		7/15/2031		24,487,000	22,191,997
NGPL PipeCo LLC†	4.875%		8/15/2027		20,780,000	20,834,538
ONEOK, Inc.	6.05%		9/1/2033		20,473,000	21,716,931
ONEOK, Inc.†	6.50%		9/1/2030		19,886,000	21,376,052
Plains All American Pipeline LP	5.95%		6/15/2035		42,208,000	44,072,987
Sabal Trail Transmission LLC†	4.246%		5/1/2028		16,996,000	16,909,765
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(e)	7.50% (5 yr. CMT + 3.67%)	#	3/1/2055		21,644,000	22,998,546
South Bow USA Infrastructure Holdings LLC	5.584%		10/1/2034		21,521,000	21,647,572
Venture Global LNG, Inc.†	8.375%		6/1/2031		13,334,000	14,009,705
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%)	#	–	(g)	40,213,000	39,882,433
Venture Global LNG, Inc.†	9.50%		2/1/2029		46,671,000	51,461,778
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034		31,188,000	32,849,771
Western Midstream Operating LP	4.05%		2/1/2030		38,019,000	37,122,985
Western Midstream Operating LP	6.35%		1/15/2029		20,497,000	21,571,215
Whistler Pipeline LLC†	5.95%		9/30/2034		45,092,000	46,509,943
Total						733,135,788

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Real Estate 0.51%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(e)	5.50%	1/30/2033	$17,682,000	$17,889,763
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	21,071,000	21,279,308
Hunt Cos., Inc.†	5.25%	4/15/2029	27,346,000	26,683,956
Longfor Group Holdings Ltd. (China)(e)	3.85%	1/13/2032	15,067,000	11,957,171
Longfor Group Holdings Ltd. (China)(e)	3.95%	9/16/2029	13,371,000	11,632,577
Newmark Group, Inc.	7.50%	1/12/2029	20,249,000	21,737,119
Total				111,179,894

REITS 3.30%
American Assets Trust LP	6.15%	10/1/2034	47,277,000	48,143,181
Brandywine Operating Partnership LP(f)	4.55%	10/1/2029	26,358,000	25,207,631
Brandywine Operating Partnership LP	8.875%	4/12/2029	9,024,000	9,802,633
CFE Fibra E (Mexico)†(e)	5.875%	9/23/2040	20,562,000	20,800,519
COPT Defense Properties LP(c)	4.50%	10/15/2030	3,707,000	3,684,353
Cousins Properties LP	5.375%	2/15/2032	5,899,000	6,056,870
Cousins Properties LP	5.875%	10/1/2034	36,687,000	38,522,505
First Industrial LP	5.25%	1/15/2031	16,881,000	17,324,928
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	26,711,000	25,890,558
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	19,738,000	18,908,469
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	17,444,000	17,941,241
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	26,424,000	26,293,504
Iron Mountain, Inc.†	4.50%	2/15/2031	67,416,000	64,415,375
Iron Mountain, Inc.†	4.875%	9/15/2029	32,022,000	31,549,769
Iron Mountain, Inc.†	6.25%	1/15/2033	23,442,000	23,928,773
Kite Realty Group LP	4.95%	12/15/2031	22,560,000	22,851,858
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50%	8/1/2030	20,758,000	21,182,605
Millrose Properties, Inc.†	6.25%	9/15/2032	17,633,000	17,690,107
Millrose Properties, Inc.†	6.375%	8/1/2030	21,478,000	21,859,449
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	14,635,000	14,437,657
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	16,479,000	17,158,443
Piedmont Operating Partnership LP	9.25%	7/20/2028	33,284,000	36,967,560
Rayonier LP	2.75%	5/17/2031	45,499,000	40,867,286
Regency Centers LP	5.25%	1/15/2034	19,801,000	20,363,644
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033	15,178,000	15,641,916
Starwood Property Trust, Inc.†	6.50%	7/1/2030	2,533,000	2,622,005
Starwood Property Trust, Inc.†	6.50%	10/15/2030	29,186,000	30,221,140

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		$65,109,000	$64,492,111
Vornado Realty LP	3.40%	6/1/2031		24,364,000	21,907,554
Total					726,733,644

Retail 1.52%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(e)	6.125%	6/15/2029		20,619,000	21,109,877
Advance Auto Parts, Inc.†	7.375%	8/1/2033		15,074,000	15,556,443
Alimentation Couche-Tard, Inc. (Canada)†(e)	5.267%	2/12/2034		15,738,000	16,112,110
Arko Corp.†(f)	5.125%	11/15/2029		15,480,000	13,142,893
Carvana Co.†	9.00%	6/1/2030		20,712,059	21,684,635
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052		29,390,000	21,899,930
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(e)	8.375%	1/15/2029		24,396,000	23,889,463
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		3,544,000	2,047,440
LBM Acquisition LLC†	9.50%	6/15/2031		23,956,000	25,203,359
Murphy Oil USA, Inc.	4.75%	9/15/2029		25,575,000	25,253,643
Park River Holdings, Inc.†	5.625%	2/1/2029		15,106,000	14,878,226
Park River Holdings, Inc.†(f)	6.75%	8/1/2029		12,391,000	12,283,129
Park River Holdings, Inc.†(c)	8.00%	3/15/2031		15,112,000	15,313,583
Patrick Industries, Inc.†	6.375%	11/1/2032		21,182,000	21,510,491
Punch Finance PLC†	7.875%	12/30/2030	GBP	19,851,000	27,251,965
QXO Building Products, Inc.†	6.75%	4/30/2032		$41,438,000	43,008,342
Tiffany & Co.	4.90%	10/1/2044		15,113,000	14,234,397
Total					334,379,926

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(h)	6.875%	6/15/2011		22,500,000	–	(a)

Semiconductors 0.83%
Entegris, Inc.†	4.75%	4/15/2029		21,642,000	21,479,527
Foundry JV Holdco LLC†	5.50%	1/25/2031		37,174,000	38,600,572
Foundry JV Holdco LLC†	6.25%	1/25/2035		27,988,000	29,990,071
Marvell Technology, Inc.	5.95%	9/15/2033		21,787,000	23,386,730
Micron Technology, Inc.	5.30%	1/15/2031		12,583,000	13,025,001
Qorvo, Inc.†	3.375%	4/1/2031		22,864,000	21,027,387
Qorvo, Inc.	4.375%	10/15/2029		21,594,000	21,192,922
SK Hynix, Inc. (South Korea)(e)	6.50%	1/17/2033		13,204,000	14,574,426
Total					183,276,636

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Shipbuilding 0.21%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	$21,770,000	$21,478,972
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030	7,343,000	7,572,821
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035	17,057,000	17,904,233
Total				46,956,026

Software 1.31%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029	17,080,000	15,073,204
Central Parent, Inc./CDK Global, Inc.†	7.25%	6/15/2029	1,680,000	1,452,872
Cloud Software Group, Inc.†	6.50%	3/31/2029	44,401,000	44,850,352
Cloud Software Group, Inc.†	8.25%	6/30/2032	28,115,000	29,854,148
CoreWeave, Inc.†	9.00%	2/1/2031	30,327,000	31,119,414
CoreWeave, Inc.†	9.25%	6/1/2030	20,849,000	21,557,950
Fair Isaac Corp.†	6.00%	5/15/2033	34,392,000	34,905,926
ROBLOX Corp.†	3.875%	5/1/2030	25,180,000	24,040,223
Roper Technologies, Inc.	1.75%	2/15/2031	18,251,000	15,912,031
Roper Technologies, Inc.	4.75%	2/15/2032	13,514,000	13,672,702
X.AI LLC/X.AI Co. Issuer Corp.	12.50%	6/30/2030	52,989,000	55,701,931
Total				288,140,753

Telecommunications 2.36%
Altice France SA (France)†(e)	5.50%	1/15/2028	43,984,000	38,925,840
Altice France SA (France)†(e)	5.50%	10/15/2029	34,784,000	30,259,866
Altice France SA (France)†(e)(h)	8.125%	2/1/2027	45,191,000	43,234,918
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(e)	8.625%	8/1/2032	21,643,000	22,267,795
EchoStar Corp.	6.75%	11/30/2030	70,718,589	72,962,136
Fibercop SpA (Italy)†(e)	6.00%	9/30/2034	22,020,000	21,098,721
Hughes Satellite Systems Corp.	5.25%	8/1/2026	29,043,000	28,505,841
Hughes Satellite Systems Corp.	6.625%	8/1/2026	29,451,000	28,035,025
Level 3 Financing, Inc.†	3.625%	1/15/2029	48,997,000	42,649,538
Level 3 Financing, Inc.†(f)	3.75%	7/15/2029	17,063,000	14,630,298
Level 3 Financing, Inc.†	4.25%	7/1/2028	12,696,000	11,934,008
Lumen Technologies, Inc.†	4.125%	4/15/2029	9,770,792	9,628,920
Lumen Technologies, Inc.†	4.50%	1/15/2029	38,239,000	34,908,311
Lumen Technologies, Inc.†	5.375%	6/15/2029	10,552,000	9,679,305
Lumen Technologies, Inc.	7.60%	9/15/2039	497,000	465,938
Lumen Technologies, Inc.	7.65%	3/15/2042	6,243,000	5,817,352
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.25%	1/31/2031	55,119,000	51,143,302

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.75%		7/15/2031	$24,505,000	$23,080,556
Zegona Finance PLC (United Kingdom)†(e)	8.625%		7/15/2029	27,622,000	29,454,167
Total					518,681,837

Transportation 0.40%
Rand Parent LLC†(f)	8.50%		2/15/2030	39,771,000	41,360,647
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	25,527,000	26,443,805
XPO, Inc.†	7.125%		2/1/2032	18,350,000	19,315,173
Total					87,119,625

Trucking & Leasing 0.43%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	31,235,000	31,267,455
FTAI Aviation Investors LLC†	5.875%		4/15/2033	42,548,000	42,853,580
FTAI Aviation Investors LLC†	7.00%		5/1/2031	20,510,000	21,473,416
Total					95,594,451

Water 0.15%
Aegea Finance SARL (Luxembourg)(e)	9.00%		1/20/2031	9,910,000	10,513,698
Sabesp Lux SARL (Luxembourg)†(e)	5.625%		8/20/2030	21,449,000	21,570,197
Total					32,083,895
Total Corporate Bonds (cost $15,414,531,715)					15,669,092,228

FLOATING RATE LOANS(j) 2.60%

Advertising 0.14%
CMG Media Corp. 2024 Term Loan	7.602% (3 mo. USD Term SOFR + 3.50%)		6/18/2029	32,826,875	31,450,116

Aerospace/Defense 0.18%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(e)	0.50%		3/6/2028	22,209,053	40,198,386	(k)

Auto Parts & Equipment 0.02%
First Brands Group LLC 2021 Term Loan	–	(l)	3/30/2027	9,979,000	3,628,115
First Brands Group LLC 2022 Incremental Term Loan	–	(l)	3/30/2027	2,407,000	877,051
Total					4,505,166

Building Materials 0.04%
ACProducts, Inc. 2021 Term Loan B	8.513% (3 mo. USD Term SOFR + 4.25%)		5/17/2028	11,464,432	9,634,021

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals 0.09%
Lonza Group AG USD Term Loan B (Luxembourg)(e)	8.027% (3 mo. USD Term SOFR + 3.93%)		7/3/2028		$21,539,068	$19,509,119

Commercial Services 0.20%
Crash Champions LLC 2024 Term Loan B	8.948% (3 mo. USD Term SOFR + 4.75%)		2/23/2029		23,058,008	21,660,116
Spin Holdco, Inc. 2021 Term Loan	8.393% (3 mo. USD Term SOFR + 4.00%)		3/4/2028		25,872,810	21,788,658
Total						43,448,774

Computers 0.35%
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029		21,976,000	22,075,222
X Corp. Term Loan	10.958% (3 mo. USD Term SOFR + 6.50%)		10/26/2029		55,579,367	54,598,947
Total						76,674,169

Diversified Capital Goods 0.09%
Tank Holding Corp. 2022 Term Loan	10.013% (1 mo. USD Term SOFR + 5.75%)		3/31/2028		21,543,324	20,487,701

Electric: Generation 0.01%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.763% (3 mo. USD Term SOFR + 1.50%)		7/28/2028		1,720,948	1,600,481

Food 0.15%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.309% (6 mo. EURIBOR + 4.00%)		5/14/2031	EUR	28,107,692	31,999,464

Health Care Services 0.06%
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.068% (3 mo. USD Term SOFR + 3.75%)		5/19/2031		$12,695,068	12,687,831

Insurance 0.22%
SIACI St. Honore SAS 2025 EUR Unitranche Term Loan	5.50% (3 mo. EURIBOR + 3.50%)		7/26/2032	EUR	41,235,000	48,711,891

Internet 0.10%
Anastasia Parent LLC 2018 Term Loan B(h)	–	(l)	9/17/2026		$23,981,238	20,911,640

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Investment Management Companies 0.06%
Deep Blue Operating I LLC Term Loan	–	(l)	9/17/2032	$12,041,000	$12,071,102

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(e)	7.778% (1 mo. USD Term SOFR + 3.50%)		7/22/2030	13,502,088	13,530,239

Media 0.52%
EW Scripps Co. 2025 Term Loan B2	10.015% (1 mo. USD Term SOFR + 5.75%)		6/30/2028	20,206,872	20,463,701
Sinclair Television Group, Inc. 2025 Term Loan B6	7.87% (3 mo. USD Term SOFR + 3.30%)		12/31/2029	40,171,607	36,506,149
Sinclair Television Group, Inc. 2025 Term Loan B7	8.363% (1 mo. USD Term SOFR + 4.10%)		12/31/2030	39,052,099	35,488,790
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.373% (6 mo. USD Term SOFR + 3.18%)		3/31/2031	22,518,000	22,236,525
Total					114,695,165

Oil & Gas Services 0.05%
Star Holding LLC 2024 1st Lien Term Loan B	8.663% (1 mo. USD Term SOFR + 4.50%)		7/31/2031	11,717,105	11,644,811

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(l)	12/31/2025	687,414	–	(a)

Software 0.09%
Central Parent, Inc. 2024 Term Loan B	–	(l)	7/6/2029	5,573,924	4,835,630
Modena Buyer LLC Term Loan	8.808% (3 mo. USD Term SOFR + 4.50%)		7/1/2031	15,488,460	15,317,003
Total					20,152,633

Telecommunications 0.00%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.628% (1 mo. USD Term SOFR + 2.35%)		4/16/2029	56,044	55,811
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.628% (1 mo. USD Term SOFR + 2.35%)		4/15/2030	13,137	13,071
Total					68,882

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Transportation 0.08%
Forward Air Corp. Term Loan B	8.81% (3 mo. USD Term SOFR + 4.50%)		12/19/2030		$18,341,000	$18,331,463

Utilities 0.09%
Astoria Energy LLC 2025 Term Loan B	6.752% - 6.91% (1 mo. USD Term SOFR + 2.75%) (3 mo. USD Term SOFR + 2.75%)		6/23/2032		20,708,229	20,783,090
Total Floating Rate Loans (cost $552,032,722)						573,096,144

FOREIGN GOVERNMENT OBLIGATIONS 5.91%

Argentina 0.57%
Argentina Republic Government International Bonds(e)	0.75%	(m)	7/9/2030		96,885,386	65,542,963
Provincia de Buenos Aires/Government Bonds(e)	6.625%	(m)	9/1/2037		2,485,347	1,457,035
Provincia de Buenos Aires/Government Bonds(e)	6.625%	(m)	9/1/2037		26,510,377	15,541,709
Provincia de Cordoba(e)	6.875%	(m)	2/1/2029		14,069,170	13,013,982
Provincia de Cordoba†(e)	9.75%		7/2/2032		30,534,000	29,213,405
Total						124,769,094

Bahamas 0.04%
Bahamas Government International Bonds†(e)	8.25%		6/24/2036		8,513,000	9,207,320

Bolivia 0.13%
Bolivia Government International Bonds(e)	4.50%		3/20/2028		35,956,000	28,067,254

Brazil 0.49%
Brazil Letras do Tesouro Nacional	Zero Coupon		4/1/2027	BRL	494,800,000	76,683,903
Brazil Notas do Tesouro Nacional	10.00%		1/1/2031	BRL	194,720,000	32,092,331
Total						108,776,234

Colombia 0.36%
Colombia Government International Bonds(e)	7.375%		4/25/2030		$21,958,000	23,402,836
Colombia Government International Bonds(e)	8.00%		4/20/2033		4,506,000	4,913,793
Colombia TES	11.00%		8/22/2029	COP	193,232,900,000	49,797,571
Total						78,114,200

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Costa Rica 0.10%
Costa Rica Government International Bonds(e)(f)	7.30%		11/13/2054		$20,224,000	$22,195,180

Dominican Republic 0.20%
Dominican Republic International Bonds(e)	6.00%		2/22/2033		43,282,000	44,342,409

Ecuador 0.39%
Ecuador Government International Bonds†(e)	6.90%	(m)	7/31/2030		95,558,274	84,927,416

Egypt 0.22%
Egypt Government International Bonds(e)	8.50%		1/31/2047		4,553,000	4,026,506
Egypt Government International Bonds(e)	8.50%		1/31/2047		50,171,000	44,369,397
Total						48,395,903

El Salvador 0.60%
El Salvador Government International Bonds†	0.25%		4/17/2030		26,503,000	685,397
El Salvador Government International Bonds(e)	8.625%		2/28/2029		50,361,000	53,958,790
El Salvador Government International Bonds†(e)	9.25%		4/17/2030		48,251,000	52,774,531
El Salvador Government International Bonds†(e)	9.65%		11/21/2054		22,062,000	23,937,270
Total						131,355,988

Ghana 0.29%
Ghana Government International Bonds(e)	5.00%	(m)	7/3/2035		75,777,000	64,056,770

Honduras 0.11%
Honduras Government International Bonds(e)	5.625%		6/24/2030		24,796,000	24,647,224

Lebanon 0.12%
Lebanon Government International Bonds(e)(h)	6.10%		10/4/2022		13,597,000	3,055,161
Lebanon Government International Bonds(e)(h)	6.10%		10/4/2049		45,374,000	10,195,254
Lebanon Government International Bonds(e)(h)	6.85%		3/23/2027		59,833,000	13,459,957
Total						26,710,372

Mexico 0.50%
Mexico Bonos	7.75%		5/29/2031	MXN	2,073,030,000	110,397,975

Montenegro 0.09%
Montenegro Government International Bonds†(e)	7.25%		3/12/2031		$17,532,000	18,710,720

Panama 0.08%
Panama Government International Bonds(e)	6.40%		2/14/2035		17,982,000	18,614,966

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Romania 0.22%
Romania Government International Bonds(e)	5.75%		3/24/2035		$22,564,000	$21,781,605
Romania Government International Bonds†(e)	6.625%		5/16/2036		26,324,000	26,764,103
Total						48,545,708

South Africa 0.33%
Republic of South Africa Government Bonds	8.00%		1/31/2030	ZAR	643,092,040	37,403,419
Republic of South Africa Government International Bonds(e)	5.75%		9/30/2049		$43,358,000	34,797,718
Total						72,201,137

Sri Lanka 0.23%
Sri Lanka Government International Bonds(e)	3.60%	(m)	5/15/2036		47,409,650	42,071,487
Sri Lanka Government International Bonds(e)	3.60%	(m)	2/15/2038		9,035,527	8,073,689
Total						50,145,176

Trinidad And Tobago 0.14%
Trinidad & Tobago Government International Bonds†(e)	6.40%		6/26/2034		30,657,000	31,420,359

Turkey 0.20%
Istanbul Metropolitan Municipality†(e)	10.50%		12/6/2028		20,592,000	22,607,396
Turkiye Government International Bonds(e)	9.375%		3/14/2029		19,475,000	21,763,773
Total						44,371,169

Ukraine 0.12%
Ukraine Government International Bonds(e)	3.00%	(m)	2/1/2035		52,400,000	25,631,354

Uzbekistan 0.13%
Republic of Uzbekistan International Bonds†(e)	6.947%		5/25/2032		26,666,000	28,747,476

Venezuela 0.12%
Venezuela Government International Bonds(e)(h)	9.00%		5/7/2023		58,725,800	12,264,883
Venezuela Government International Bonds(e)(h)	11.75%		10/21/2026		51,699,500	12,490,599
Venezuela Government International Bonds(e)(h)	12.75%		8/23/2022		11,543,700	2,731,240
Total						27,486,722

Zambia 0.13%
Zambia Government International Bonds(e)	5.75%	(m)	6/30/2033		30,631,961	29,358,962
Total Foreign Government Obligations (cost $1,205,206,633)						1,301,197,088

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.51%
Government National Mortgage Association(n)	5.00%	TBA	$67,003,000	$66,586,126
Government National Mortgage Association(n)	5.50%	TBA	145,354,000	146,372,024
Government National Mortgage Association(n)	6.00%	TBA	102,908,000	104,667,091
Government National Mortgage Association(n)	6.50%	TBA	228,412,000	234,604,799
Uniform Mortgage-Backed Security(n)	4.50%	TBA	159,362,000	159,133,118
Uniform Mortgage-Backed Security(n)	5.00%	TBA	978,619,000	975,076,089
Uniform Mortgage-Backed Security(n)	5.50%	TBA	563,387,000	568,833,554
Uniform Mortgage-Backed Security(n)	6.00%	TBA	243,158,000	248,920,434
Uniform Mortgage-Backed Security(n)	6.50%	TBA	140,311,000	145,051,233
Uniform Mortgage-Backed Security(n)	7.00%	TBA	99,403,000	104,087,214
Total Government Sponsored Enterprises Pass-Throughs (cost $2,755,314,414)				2,753,331,682

			Shares

INVESTMENTS IN UNDERLYING FUNDS 1.10%
Lord Abbett Private Credit Fund(o)(p)(q) (cost $242,403,490)			9,645,309	242,772,417

			Principal Amount‡

MUNICIPAL BONDS 0.43%

Corporate-Backed 0.09%
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%	12/1/2054	$22,700,000	21,013,413

Miscellaneous 0.15%
Dallas Convention Center Hotel Development Corp. TX	7.088%	1/1/2042	17,645,000	19,911,915
New York City Industrial Development Agency NY†	11.00%	3/1/2029	11,113,000	12,284,968
Total				32,196,883

Tax Revenue 0.08%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(h)	7.00%	7/1/2045	22,085,000	16,750,262

Transportation 0.11%
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%	12/31/2065	24,515,000	25,225,099
Total Municipal Bonds (cost $99,831,448)				95,185,657

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.02%
1301 Trust Series 2025-1301 Class C†	5.829%	#(r)	8/11/2042	$14,940,000	$15,162,113
1301 Trust Series 2025-1301 Class D†	6.43%	#(r)	8/11/2042	14,370,000	14,421,183
1345 Trust Series 2025-AOA Class A†	5.75% (1 mo. USD Term SOFR + 1.60%)	#	6/15/2042	18,260,000	18,334,424
ALA Trust Series 2025-OANA Class A†	5.894% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	35,200,000	35,434,390
ALA Trust Series 2025-OANA Class C†	6.243% (1 mo. USD Term SOFR + 2.09%)	#	6/15/2040	33,450,000	33,786,153
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2039	11,880,000	12,239,075
BAHA Trust Series 2024-MAR Class A†	6.171%	#(r)	12/10/2041	13,280,000	13,750,781
BAHA Trust Series 2024-MAR Class B†	7.069%	#(r)	12/10/2041	26,240,000	27,389,506
BBCMS Mortgage Trust Series 2020-BID Class A†	6.406% (1 mo. USD Term SOFR + 2.25%)	#	10/15/2037	18,773,000	18,767,685
BFLD Trust Series 2025-FPM Class A†	5.011%	#(r)	10/10/2030	3,010,000	3,035,999
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	6.00% (1 mo. USD Term SOFR + 1.85%)	#	8/15/2042	32,650,000	32,807,722
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.492% (1 mo. USD Term SOFR + 1.34%)	#	3/15/2041	53,608,747	53,763,890
BSTN Commercial Mortgage Trust Series 2025-1C Class B†	5.947%	#(r)	6/15/2044	8,286,000	8,552,751
BSTN Commercial Mortgage Trust Series 2025-1C Class C†	6.444%	#(r)	6/15/2044	6,910,000	7,120,966
BX Commercial Mortgage Trust Series 2019-IMC Class A†	5.196% (1 mo. USD Term SOFR + 1.05%)	#	4/15/2034	27,905,291	27,774,153
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	4.965% (1 mo. USD Term SOFR + 0.81%)	#	9/15/2036	39,839,181	39,725,895
BX Commercial Mortgage Trust Series 2024-GPA3 Class B†	5.793% (1 mo. USD Term SOFR + 1.64%)	#	12/15/2039	10,780,879	10,827,178
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	5.943% (1 mo. USD Term SOFR + 1.79%)	#	1/15/2042	16,520,000	16,548,243
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.592% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	18,273,013	18,310,151

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.542% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	$10,595,835	$10,613,965
BX Commercial Mortgage Trust Series 2025-COPT Class A†	5.90% (1 mo. USD Term SOFR + 1.75%)	#	8/15/2042	39,000,000	39,108,810
BX Trust Series 2024-VLT4 Class A†	5.642% (1 mo. USD Term SOFR + 1.49%)	#	6/15/2041	20,128,000	20,165,583
BX Trust Series 2025-GW Class A†	5.75% (1 mo. USD Term SOFR + 1.60%)	#	7/15/2042	18,270,000	18,351,168
BX Trust Series 2025-ROIC Class E†	7.092% (1 mo. USD Term SOFR + 2.94%)	#	3/15/2030	27,433,007	27,531,382
BX Trust Series 2025-TAIL Class E†	7.45% (1 mo. USD Term SOFR + 3.30%)	#	6/15/2035	16,710,000	16,756,664
BX Trust Series 2025-VLT6 Class B†	6.043% (1 mo. USD Term SOFR + 1.89%)	#	3/15/2042	8,275,000	8,285,360
BX Trust Series 2025-VLT7 Class A†	5.85% (1 mo. USD Term SOFR + 1.70%)	#	7/15/2044	22,360,000	22,453,894
BX Trust Series 2025-VLT7 Class E†	7.90% (1 mo. USD Term SOFR + 3.75%)	#	7/15/2044	10,750,000	10,834,254
CENT Trust Series 2025-CITY Class A†	5.091%	#(r)	7/10/2040	8,470,000	8,574,920
CONE Trust Series 2024-DFW1 Class B†	6.441% (1 mo. USD Term SOFR + 2.29%)	#	8/15/2041	21,330,000	21,404,757
Great Wolf Trust Series 2024-WOLF Class A†	5.692% (1 mo. USD Term SOFR + 1.54%)	#	3/15/2039	28,582,000	28,669,124
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	5.941% (1 mo. USD Term SOFR + 1.79%)	#	6/15/2034	24,710,000	24,739,281
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.551%	#(r)	1/13/2040	11,210,000	11,675,176
Hudson Yards Mortgage Trust Series 2025-SPRL Class F†	7.649%	#(r)	1/13/2040	4,650,000	4,725,207
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	41,665,000	600,626
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.771% (1 mo. USD Term SOFR + 1.62%)	#	6/15/2039	37,070,000	37,233,471

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JW Trust Series 2024-BERY Class A†	5.743% (1 mo. USD Term SOFR + 1.59%)	#	11/15/2039	$15,340,000	$15,386,048
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.631%	#(r)	10/15/2042	45,035,000	45,295,199
NRTH Commercial Mortgage Trust Series 2025-PARK Class A†(c)	5.543% (1 mo. USD Term SOFR + 1.39%)	#	10/15/2040	18,660,000	18,632,623
NY Commercial Mortgage Trust Series 2025-299P Class B†	6.125%	#(r)	2/10/2047	12,525,000	13,057,410
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	5.361% (1 mo. USD Term SOFR + 1.21%)	#	11/15/2038	35,430,000	35,337,106
NYO Commercial Mortgage Trust Series 2021-1290 Class C†	6.261% (1 mo. USD Term SOFR + 2.11%)	#	11/15/2038	16,430,000	16,176,567
ONE Mortgage Trust Series 2021-PARK Class A†	4.965% (1 mo. USD Term SOFR + 0.81%)	#	3/15/2036	25,955,000	25,594,895
RIDE Series 2025-SHRE Class A†	5.619%	#(r)	2/14/2047	31,120,000	32,003,351
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	22,830,000	23,625,448
ROCK Trust Series 2024-CNTR Class C†	6.471%		11/13/2041	22,450,000	23,353,718
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	56,095,000	58,893,849
SCG Trust Series 2025-SNIP Class D†	6.85% (1 mo. USD Term SOFR + 2.60%)	#	9/15/2030	6,200,000	6,203,862
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.542% (1 mo. USD Term SOFR + 1.39%)	#	5/15/2039	14,290,000	14,271,263
SHOW Trust Series 2022-BIZ Class A†	7.202% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	81,900,000	55,403,303	(i)
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.151% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	19,410,000	19,392,372
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.791% (1 mo. USD Term SOFR + 2.64%)	#	2/15/2042	33,770,000	33,688,057
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.743% (1 mo. USD Term SOFR + 1.59%)	#	12/15/2039	15,070,000	15,083,415

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	6.142% (1 mo. USD Term SOFR + 1.99%)	#	12/15/2039	$8,730,000	$8,767,577
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	6.292% (1 mo. USD Term SOFR + 2.14%)	#	4/15/2042	11,830,000	11,810,770
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(r)	6/25/2054	12,938,563	13,168,471
WB Commercial Mortgage Trust Series 2024-HQ Class A†	6.134%	#(r)	3/15/2040	23,001,000	23,060,198
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	5.841% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	37,720,000	37,744,209
Wells Fargo Commercial Mortgage Trust Series 2025-609M Class A†	5.693% (1 mo. USD Term SOFR + 1.54%)	#	8/15/2042	41,710,000	41,746,813
WHARF Commercial Mortgage Trust Series 2025-DC Class A†	5.528%	#(r)	7/15/2040	16,450,000	16,889,922
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,381,297,760)					1,324,062,346

	Dividend Rate			Shares

PREFERRED STOCKS 0.06%

Commercial Services & Supplies 0.00%
SVB Financial Trust Class C	Zero Coupon			3,121,160	232,136

Transportation Infrastructure 0.06%
ACBL Holdings Corp.	Zero Coupon			205,069	12,304,140
Total Preferred Stocks (cost $5,419,334)					12,536,276
Total Long-Term Investments (cost $24,011,720,307)					24,391,100,646

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 2.16%

REPURCHASE AGREEMENTS 1.01%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $108,715,900 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $110,534,054; proceeds: $108,377,995 (cost $108,366,707)	$108,366,707	$108,366,707
Repurchase Agreement dated 9/30/2025, 4.200% due 10/1/2025 with JPMorgan Securities LLC collateralized by $114,429,200 of U.S. Treasury Note at 3.375% due 9/15/2027; value: $114,000,000; proceeds: $114,013,300 (cost $114,000,000)	114,000,000	114,000,000
Total Repurchase Agreements (cost $222,366,707)		222,366,707

TIME DEPOSITS 0.12%
CitiBank N.A.(s) (cost $25,180,306)	25,180,306	25,180,306

	Shares

MONEY MARKET FUNDS 1.03%
Fidelity Government Portfolio(s) (cost $226,622,753)	226,622,753	226,622,753
Total Short-Term Investments (cost $474,169,766)		474,169,766
Total Investments in Securities 112.98% (cost $24,485,890,073)		24,865,270,412
Other Assets and Liabilities – Net(t) (12.98)%		(2,855,746,136)
Net Assets 100.00%		$22,009,524,276

BRL	Brazilian Real.
COP	Colombian Peso.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
PEN	Peruvian Nuevo Sol.
ZAR	South African Rand.
ADR	American Depositary Receipt.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $12,700,526,967, which represents 57.70% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2025.
(k)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Interest Rate to be determined.
(m)	Step Bond – Security with a predetermined schedule of interest rate changes.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At September 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $242,772,417 or 1.10% of net assets.
(p)	Fund is a business development company under the Investment Company Act of 1940.
(q)	Affiliated funds.
(r)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$29,848,102	$580,359	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898	1,169,578
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	200,000,000	716,522
Total					$2,466,459

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	$97,080,000	$(1,633,953)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	128,000,000	(4,039,205)
Total					$(5,673,158)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $451,944, which includes upfront payment of $128,415. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at September 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Morgan Stanley	12/12/2025	330,050,000	$216,353,056	$218,581,927	$2,228,871
Australian dollar	Buy	State Street Bank And Trust	12/12/2025	330,050,000	216,336,223	218,581,927	2,245,704
British pound	Buy	Barclays Bank PLC	10/10/2025	2,286,000	3,041,886	3,074,587	32,701
British pound	Buy	Barclays Bank PLC	10/10/2025	977,000	1,312,445	1,314,030	1,585
British pound	Buy	Morgan Stanley	10/10/2025	2,288,000	3,057,978	3,077,277	19,299
British pound	Buy	Morgan Stanley	10/10/2025	760,000	1,019,773	1,022,172	2,399
British pound	Buy	State Street Bank And Trust	10/10/2025	680,000	902,999	914,575	11,576
British pound	Buy	State Street Bank And Trust	10/10/2025	686,000	906,631	922,645	16,014
British pound	Buy	State Street Bank And Trust	10/10/2025	2,680,000	3,561,216	3,604,503	43,287
Euro	Buy	Citibank	11/21/2025	5,566,000	6,500,299	6,553,958	53,659
Euro	Buy	Goldman Sachs	11/21/2025	133,000	156,565	156,607	42
Euro	Buy	Morgan Stanley	11/21/2025	6,668,000	7,803,600	7,851,562	47,962
Euro	Buy	Morgan Stanley	11/21/2025	4,721,000	5,534,540	5,558,971	24,431
Euro	Buy	Morgan Stanley	11/21/2025	3,565,000	4,169,227	4,197,783	28,556
Euro	Buy	Morgan Stanley	11/21/2025	6,370,000	7,493,613	7,500,667	7,054
Euro	Buy	Morgan Stanley	11/21/2025	1,193,000	1,402,031	1,404,756	2,725
British pound	Sell	Barclays Bank PLC	10/10/2025	6,824,000	9,309,408	9,178,032	131,376
British pound	Sell	State Street Bank And Trust	10/10/2025	100,755,000	138,381,451	135,511,814	2,869,637
Canadian dollar	Sell	Morgan Stanley	1/23/2026	48,660,000	35,483,681	35,146,100	337,581
Canadian dollar	Sell	Morgan Stanley	1/23/2026	2,105,000	1,536,799	1,520,397	16,402
Euro	Sell	Morgan Stanley	11/21/2025	913,000	1,082,650	1,075,056	7,594
Swedish krona	Sell	Morgan Stanley	1/30/2026	26,991,000	2,895,287	2,887,685	7,602
Swedish krona	Sell	State Street Bank And Trust	1/30/2026	107,119,000	11,462,758	11,460,337	2,421
Swiss franc	Sell	State Street Bank And Trust	1/16/2026	2,646,000	3,370,367	3,364,758	5,609
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$8,144,087

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Barclays Bank PLC	10/10/2025	4,542,000	$6,175,725	$6,108,825	$(66,900)
British pound	Buy	Barclays Bank PLC	10/10/2025	2,047,000	2,767,103	2,753,141	(13,962)
British pound	Buy	Barclays Bank PLC	10/10/2025	774,000	1,044,089	1,041,002	(3,087)
British pound	Buy	Barclays Bank PLC	10/10/2025	613,000	827,785	824,462	(3,323)
British pound	Buy	Barclays Bank PLC	10/10/2025	1,234,000	1,668,166	1,659,685	(8,481)
British pound	Buy	Barclays Bank PLC	10/10/2025	988,000	1,334,983	1,328,824	(6,159)
British pound	Buy	Barclays Bank PLC	10/10/2025	2,415,000	3,268,600	3,248,087	(20,513)
British pound	Buy	Citibank	10/10/2025	1,012,000	1,369,804	1,361,103	(8,701)
British pound	Buy	Morgan Stanley	10/10/2025	4,097,000	5,577,502	5,510,316	(67,186)
British pound	Buy	Morgan Stanley	10/10/2025	807,000	1,095,687	1,085,386	(10,301)
British pound	Buy	Morgan Stanley	10/10/2025	3,469,000	4,695,727	4,665,679	(30,048)
British pound	Buy	Morgan Stanley	10/10/2025	5,243,000	7,109,607	7,051,644	(57,963)
British pound	Buy	Morgan Stanley	10/10/2025	399,000	539,219	536,641	(2,578)
British pound	Buy	Morgan Stanley	10/10/2025	605,000	815,649	813,703	(1,946)
Canadian dollar	Buy	Barclays Bank PLC	1/23/2026	3,046,000	2,219,399	2,200,062	(19,337)
Canadian dollar	Buy	Barclays Bank PLC	1/23/2026	2,441,000	1,774,063	1,763,083	(10,980)
Euro	Buy	Morgan Stanley	11/21/2025	3,756,000	4,431,828	4,422,685	(9,143)
Euro	Buy	Morgan Stanley	11/21/2025	1,558,000	1,837,174	1,834,543	(2,631)
Euro	Buy	Morgan Stanley	11/21/2025	4,163,000	4,904,053	4,901,927	(2,126)
Euro	Buy	Morgan Stanley	11/21/2025	1,585,000	1,867,416	1,866,335	(1,081)
Euro	Buy	Morgan Stanley	11/21/2025	2,079,000	2,454,354	2,448,020	(6,334)
Euro	Buy	Morgan Stanley	11/21/2025	4,404,000	5,249,983	5,185,704	(64,279)
Euro	Buy	Morgan Stanley	11/21/2025	5,550,000	6,603,433	6,535,118	(68,315)
Euro	Buy	Morgan Stanley	11/21/2025	4,610,000	5,434,915	5,428,269	(6,646)
Euro	Buy	State Street Bank And Trust	11/21/2025	3,498,000	4,138,757	4,118,891	(19,866)
Euro	Buy	State Street Bank And Trust	11/21/2025	1,174,000	1,389,826	1,382,384	(7,442)
Swiss franc	Buy	Morgan Stanley	1/16/2026	342,105,500	440,675,881	435,034,824	(5,641,057)
Swiss franc	Buy	State Street Bank And Trust	1/16/2026	342,105,500	440,664,528	435,034,824	(5,629,704)
British pound	Sell	Morgan Stanley	10/10/2025	996,000	1,337,914	1,339,584	(1,670)
Euro	Sell	Barclays Bank PLC	11/21/2025	2,886,000	3,375,474	3,398,261	(22,787)
Euro	Sell	Barclays Bank PLC	11/21/2025	720,000	845,647	847,799	(2,152)
Euro	Sell	J.P. Morgan	11/21/2025	33,222,000	38,819,302	39,118,864	(299,562)
Euro	Sell	Morgan Stanley	11/21/2025	112,088,000	130,802,123	131,983,480	(1,181,357)
Euro	Sell	State Street Bank And Trust	11/21/2025	4,391,000	5,139,283	5,170,397	(31,114)
Swedish krona	Sell	Barclays Bank PLC	1/30/2026	54,753,000	5,852,801	5,857,857	(5,056)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(13,333,787)

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Futures Contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2025	7,108	Long	$1,480,169,563	$1,481,296,097	$1,126,534
U.S. 5-Year Treasury Note	December 2025	22,409	Long	2,442,496,597	2,446,957,769	4,461,172
U.S. Long Bond	December 2025	3,448	Long	398,013,830	402,015,250	4,001,420
Total Unrealized Appreciation on Futures Contracts						$9,589,126

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2025	4,459	Long	$514,977,711	$513,133,359	$(1,844,352)
U.S. Ultra Treasury Bond	December 2025	2,356	Long	284,388,156	282,867,250	(1,520,906)
Total Unrealized Depreciation on Futures Contracts						$(3,365,258)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$30,117,528	$48,897,700	$79,015,228
Remaining Industries	–	827,234,688	–	827,234,688
Common Stocks
Aerospace & Defense	54,179,544	20,209,452	–	74,388,996
Electric: Utilities	26,079,803	23,560,687	–	49,640,490
Entertainment	29,289,500	23,550,709	–	52,840,209
Metals & Mining	27,627,054	22,483,133	–	50,110,187
Miscellaneous Financials	–	3,479,235	–	3,479,235
Personal Care Products	24,898,556	6,948,630	–	31,847,186
Pharmaceuticals	–	22,430,645	–	22,430,645
Transportation Infrastructure	–	1,484,052	–	1,484,052
Remaining Industries	1,227,355,892	–	–	1,227,355,892
Corporate Bonds
Entertainment	–	387,918,494	33,147,840	421,066,334
Oil & Gas	–	1,025,916,726	400	1,025,917,126
Savings & Loans	–	–	–	–
Remaining Industries	–	14,222,108,768	–	14,222,108,768
Floating Rate Loans
Aerospace/Defense	–	–	40,198,386	40,198,386
Remaining Industries	–	532,897,758	–	532,897,758
Foreign Government Obligations	–	1,301,197,088	–	1,301,197,088
Government Sponsored Enterprises Pass-Throughs	–	2,753,331,682	–	2,753,331,682
Investments in Underlying Funds	–	242,772,417	–	242,772,417
Municipal Bonds	–	95,185,657	–	95,185,657
Non-Agency Commercial Mortgage-Backed Securities	–	1,268,659,043	55,403,303	1,324,062,346
Preferred Stocks	–	12,536,276	–	12,536,276

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Short-Term Investments
Repurchase Agreements	$–	$222,366,707	$–	$222,366,707
Time Deposits	–	25,180,306	–	25,180,306
Money Market Funds	226,622,753	–	–	226,622,753
Total	$1,616,053,102	$23,071,569,681	$177,647,629	$24,865,270,412
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$2,466,459	$–	$2,466,459
Liabilities	–	(5,673,158)	–	(5,673,158)
Forward Foreign Currency Exchange Contracts
Assets	–	8,144,087	–	8,144,087
Liabilities	–	(13,333,787)	–	(13,333,787)
Futures Contracts
Assets	9,589,126	–	–	9,589,126
Liabilities	(3,365,258)	–	–	(3,365,258)
Total	$6,223,868	$(8,396,399)	$–	$(2,172,531)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	47

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the PCF are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models, related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio

48

Notes to Schedule of Investments (unaudited)(continued)

investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

49

Notes to Schedule of Investments (unaudited)(concluded)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
	$220,103,755	$251,803,059

50

QPHR-BOND-3Q

(11/25)